UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2019

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Broad Opportunities Fund

BNY Mellon Absolute Insight Multi-Strategy Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Broad Opportunities Fund

SEMIANNUAL REPORT April 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Broad Opportunities Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Broad Opportunities Fund’s (formerly BNY Mellon Insight Broad Opportunities Fund) covering the six-month period from November 1, 2018 through April 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. Equity markets experienced a sharp sell-off in the fourth quarter of 2018, triggered in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline through the end of 2018. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped stimulate a rebound across equity markets. In a similar stance, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped to buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. Corporate bonds, however, were hindered somewhat by concerns about economic growth, resulting in widening spreads and lower prices through November. After encouraging comments by the Fed in January, bond markets rebounded, and most U.S. indices continued to post positive returns through the end of April.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 3, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2018 through April 30, 2019, as provided by primary portfolio managers Matthew Merritt, Steve Waddington, and Michael Ford of Insight Investment International Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2019, BNY Mellon Broad Opportunities Fund’s (formerly BNY Mellon Insight Broad Opportunities Fund) Class A shares produced a total return of 5.66%, Class C shares returned 5.21%, Class I shares returned 5.87%, and Class Y shares returned 5.78%.1 In comparison, the fund’s benchmarks, the USD 1-Month LIBOR and the FTSE One-Month U.S. Treasury Bill Index, produced a total return of 1.23% and 1.19%, respectively, for the same period.2,3

Risk assets performed poorly into the end of 2018, but then recovered sharply in 2019 as central banks shifted to a more accommodative stance, buoying sentiment despite a weakening economic backdrop. The fund outperformed both of its benchmarks, with significant contributions from all of the major components (i.e., equity, fixed income, real assets and total return strategies).

On July 31, 2018, the Citi One-Month U.S. Treasury Bill Index was renamed FTSE One-Month U.S. Treasury Bill Index.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally allocates its assets among a broad range of asset classes, including equities, fixed income, currencies, real estate, listed infrastructure and commodities, in developed and emerging markets. The fund seeks to gain exposure to various asset classes through direct investments in securities or derivative instruments and by investing in other investment companies (underlying funds), including exchange-traded funds (ETFs).

The fund’s sub-adviser dynamically adjusts the allocation of the fund’s investments in seeking to opportunistically take advantage of investment strategies that are particularly attractive at the time of implementation, while limiting downside risk and volatility over a market cycle (typically five years).

Global Growth Slows and Central Bank Policy Shifts

Overall economic activity held up well in 2018, with gross domestic product growth for the 20 leading global economies (G20) holding steady at 3.8%, but this masked notable differences. While the U.S. economy remained strong through the fourth quarter, the eurozone and Japan decelerated. Similarly, emerging-market growth varied, with softness in China partially offset by growth in India and Brazil.

Economic health in the U.S. market allowed the Federal Reserve (the “Fed”) to hike interest rates once during the reporting period, bringing the federal funds rate to 2.50% in December, the bottom of the Fed’s neutral range. The Fed also lowered expectations for next year, as it indicated it would make future moves more data-dependent. Although the flattening in the U.S. yield curve did not automatically signal that a recession was imminent, the curve’s inversion focused investors’ attention on that eventuality.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In the eurozone, in addition to economic softness, the Italy-European Commission budget standoff and Brexit negotiations added to the uncertainty. Although the European Central Bank (ECB) ceased asset purchases in the fourth quarter of 2018, the fragility of the euro area to downside risks pushed expectations of a September 2019 rate hike into 2020.

The markets experienced bouts of volatility in 2018, and performance was more difficult than in previous years, with the vast majority of asset classes posting negative returns—by far the worst performance in the post-war era. But a shift in policymakers’ thinking late in 2018, both on interest rates and on the likelihood of some de-escalation in U.S.-China trade tensions, helped reduce the economic tail risk, and markets rebounded.

The U.S. economy continued to show relative resilience in 2019, but even here there was a notable deceleration. Positive economic surprises fell sharply, while growth estimates were revised downward. Interpreting recent data was complicated by transitory factors, such as the December-to-January partial government shutdown, but signs of domestic fragility, the consistent undershoot in inflation and heightened external growth risks all caused a shift in policy thinking.

In Europe, economic data in 2019 was particularly poor. Data showing a contraction in German manufacturing—to levels last seen in the eurozone debt crisis of 2012—was a catalyst for a lurch lower in government bond yields, but it was just one of a number of weak data points in the region.

Performance Benefited From Pivot in Monetary Policy

With a tumultuous end to 2018, the fund started the period with a mixed return, experiencing positive contributions from holdings in government bonds and infrastructure, but offset by negative contributions from equities and total return strategies. The extent of the move in equity markets impacted not just positions aiming to capture upside breakouts, but also our range-bound strategies.

In 2019, global central banks reacted to the softening growth outlook and market moves, shifting to a more accommodative policy position. Combined with some hopes that U.S.-China trade talks were moving towards some sort of resolution, the markets saw a sharp rebound in risk assets. With inflation still elusive and economic data softening, government bond yields fell, despite the rebound in equity markets.

As a result of these factors, the fund experienced a strong performance through the first four months of 2019. Equity positions were a key driver of returns, experiencing broad-based gains, and this was further boosted by positions designed to benefit from upside breakouts within the total return strategy. Positions designed to benefit from range-bound strategies counterbalanced this to a small degree.

Fixed income positions also generated a significant positive return. Government bond positions performed well as yields fell, and tightening credit spreads led to gains in investment grade and high yield credit as well as emerging market debt.

Real assets also performed well, driven by a positive performance for our infrastructure holdings as investors looked for long-term predictable revenue streams, with lower levels of economic sensitivity and an element of inflation linkage.

4

Maintaining a Broadly Diversified Investment Posture

Against a background where asset price moves are likely to be driven more from position extremes and policy responses rather than tracking the trends in economic data, we have adopted a more tactical approach to managing our broad directional exposures.

From a risk-asset perspective, we have increased our broad equity exposure towards its long-term average while also taking reasonable risk in areas where we see specific value. Against these risk-asset holdings we retain a high level of duration. The lack of inflationary pressure, combined with the clear guidance of lower for longer in central bank policy settings, continues to reaffirm the attraction of government bonds within a multi-asset portfolio. If growth anxieties return, duration will prove helpful. On the other hand, the extent of any retracement in yields should the green economic data shoots of growth proliferate seems likely to be tempered by medium-term central bank guidance.

Following the extensive rally through the second half of the period, we have become less concerned about significant further upside in risk assets. Within total return strategies, we have implemented a number of trades that aim to return a profit if markets remain within their recent trading range and also several trades that aim to perform well if markets move modestly higher. These strategies either potentially offer a high degree of asymmetry in their payoff profiles, or wide buffers to help mitigate risk should risk asset price weakness return.

June 3, 2019

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results. Return figures reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 1, 2020, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the returns would have been lower.

2  Source: FactSet — The London Interbank Offered Rate (LIBOR) is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used “benchmark” or reference rate for short-term interest rates. Investors cannot invest directly in any index.

3  Source: Lipper Inc. — The FTSE One-Month U.S. Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The FTSE One-Month U.S. Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Broad Opportunities Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.02	$9.82	$4.75	$4.75
Ending value (after expenses)	$1,056.60	$1,052.10	$1,058.70	$1,057.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.91	$9.64	$4.66	$4.66
Ending value (after expenses)	$1,018.94	$1,015.22	$1,020.18	$1,020.18

† Expenses are equal to the fund’s annualized expense ratio of 1.18% for Class A, 1.93% for Class C, .93% for Class I and .93% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.9%
Asset-Backed Certificates - .3%
European Residential Loan Securitisation, Ser. 2018-1, Cl. A, 1 Month EURIBOR +1.00%	EUR	0.63	3/24/2061	85,508	[b]	94,943
Commercial Mortgage Pass-Through Ctfs. - 2.1%
Finsbury Square, Ser. 2019-1, Cl. C, 3 Month LIBOR +1.90%	GBP	2.84	6/16/2069	100,000	[b]	131,156
Salus European Loan Conduit, Ser. 33X, Cl. C	GBP	3.56	1/23/2029	100,000	[b]	131,192
Taurus, Ser. 2018-DE3, Cl. C	EUR	1.90	2/17/2029	100,000	[b]	112,496
Towd Point Mortgage Funding, Ser. 2019-GR4X, Cl. C, 3 Month LIBOR +1.75%	GBP	2.58	10/20/2051	200,000	[b]	260,956
					635,800
Foreign/Governmental - 3.5%
Spanish Government, Unscd. Bonds	EUR	1.50	4/30/2027	375,000	[c]	446,547
United Kingdom Gilt, Unscd. Bonds	GBP	3.25	1/22/2044	336,140		575,538
					1,022,085
Total Bonds and Notes (cost $1,759,221)				1,752,828
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - 1.5%
Call Options - 1.0%
Australian Dollar, Contracts 1,300,000 Merrill Lynch, Pierce, Fenner & Smith		0.73	5/30/2019	1,300,000		563
Australian Dollar, Contracts 1,200,000 Merrill Lynch, Pierce, Fenner & Smith		0.73	6/6/2019	1,200,000		817
EURO STOXX 50 Price EUR Index, Contracts 29	EUR	3,250	6/21/2019	942,500		70,745
Hang Seng China Enterprises Index, Contracts 12	HKD	11,700	7/30/2019	7,020,000		16,215
MSCI Emerging Markets Index, Contracts 11		1,070	5/17/2019	1,177,000		21,505
MSCI Emerging Markets Index, Contracts 9		1,100	9/20/2019	990,000		29,070
Nikkei 225 Index, Contracts 6	JPY	22,000	7/12/2019	132,000,000		40,397

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a] Value ($)
Options Purchased - 1.5% (continued)
Call Options - 1.0% (continued)
S&P 500 Index, Contracts 4		2,775	5/17/2019	1,110,000	70,540
S&P 500 Index, Contracts 4		2,875	7/19/2019	1,150,000	44,160
					294,012
Put Options - .5%
Japanese Yen Cross Currency, Contracts 800,000 J.P. Morgan Securities	EUR	123.00	6/21/2019	800,000	4,382
Japanese Yen Cross Currency, Contracts 800,000 Citigroup	EUR	123.00	6/26/2019	800,000	4,760
MSCI Emerging Markets Index, Contracts 9		1,040	6/21/2019	936,000	9,945
Nikkei 225 Index, Contracts 2	JPY	19,500	12/13/2019	39,000,000	7,451
Nikkei 225 Index, Contracts 5	JPY	20,750	6/14/2019	103,750,000	5,835
S&P 500 Index, Contracts 2		2,600	12/20/2019	520,000	9,376
S&P 500 Index, Contracts 1		3,200	6/21/2019	320,000	24,935
S&P 500 Index, Contracts 4		2,675	5/17/2019	1,070,000	720
S&P 500 Index, Contracts 3		2,725	7/19/2019	817,500	5,979
S&P 500 Index, Contracts 10		2,825	7/19/2019	2,825,000	31,950
EURO STOXX 50 Price EUR Index, Contracts 30	EUR	3,125	5/17/2019	937,500	370
EURO STOXX 50 Price EUR Index, Contracts 2	EUR	3,775	6/21/2019	75,500	7,264
EURO STOXX 50 Price EUR Index, Contracts 24	EUR	3,125	7/19/2019	750,000	4,307
EURO STOXX 50 Price EUR Index, Contracts 56	EUR	3,275	7/19/2019	1,834,000	20,916
					138,190
Total Options Purchased (cost $504,753)				432,202
				Shares
Exchange-Traded Funds - 25.0%
Registered Investment Companies - 25.0%
iShares Bloomberg Roll Select Commodity Strategy ETF				9,308	425,858
iShares iBoxx High Yield Corporate Bond ETF				10,183	885,310

8

Description		Shares	Value ($)
Exchange-Traded Funds - 25.0% (continued)
Registered Investment Companies - 25.0% (continued)
iShares iBoxx Investment Grade Corporate Bond ETF		22,179	2,644,180
iShares International High Yield Bond ETF		17,596	887,542
iShares J.P. Morgan EM Local Currency Bond ETF		18,607	814,987
iShares J.P. Morgan USD Emerging Markets Bond Fund ETF		16,196	1,778,321
Total Exchange-Traded Funds (cost $7,645,711)		7,436,198

Common Stocks - 1.4%
Diversified Financials - .7%
Renewables Infrastructure Group		121,826	197,623
Financials - .7%
Amedeo Air Four Plus		162,500	211,900
Total Common Stocks (cost $397,021)		409,523
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 51.0%
Closed-End Investment Companies - 6.6%
3i Infrastructure		75,400	283,166
GCP Infrastructure Investments		274,000	464,485
Greencoat U.K. Wind		217,415	402,016
HICL Infrastructure		204,645	443,516
International Public Partnerships		140,000	294,287
John Laing Environmental Assets Group		39,511	58,736
			1,946,206

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 51.0% (continued)
Registered Investment Companies - 44.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund	2.45	676,919	[d] 676,919
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	2.55	12,511,379	[d] 12,510,923
			13,187,842
Total Investment Companies (cost $15,005,607)		15,134,048
Total Investments (cost $25,312,313)		84.8%	25,164,799
Cash and Receivables (Net)		15.2%	4,527,806
Net Assets		100.0%	29,692,605

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities were valued at $446,547 or 1.5% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	76.0
Government	3.5
Mortgage Securities	2.1
Options Purchased	1.5
Industrial	.7
Financial	.7
Asset Backed Securities	.3
84.8

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/18($)	Purchases($)	Sales ($)	Realized Gains (Loss)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	12,387,432	7,538,641	7,414,918	(232)
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,321,890	12,331,467	12,976,438	-
Total	13,709,322	19,870,108	20,391,356	(232)

Registered Investment Companies	Value 4/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	12,510,923	42.1	158,072
Dreyfus Institutional Preferred Government Plus Money Market Fund	676,919	2.3	6,652
Total	13,187,842	44.4	164,724

See notes to financial statements.

11

STATEMENT OF FUTURES
April 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
ASX SPI 200	4	6/19	436,064[a]	444,400	8,336
Australian 10 Year Bond	4	6/19	383,215[a]	389,922	6,707
Bova Spa Index	20	6/19	482,454[a]	494,887	12,433
DJ Euro Stoxx 50	30	6/19	1,097,696[a]	1,161,529	63,833
Euro 30 Year Bond	2	6/19	409,272[a]	423,382	14,110
Euro Stoxx 50 Dividend	41	12/21	559,038[a]	553,207	(5,831)
Euro Stoxx 50 Dividend	52	12/20	727,880[a]	723,791	(4,089)
Euro Stoxx 50 Dividend	54	12/19	739,962[a]	736,487	(3,475)
Euro-Bobl	6	6/19	888,644[a]	894,566	5,922
Euro-Bond	18	6/19	3,316,673[a]	3,337,411	20,738
FTSE 100	20	6/19	1,858,967[a]	1,922,487	63,520
FTSE/JSE Top 40 Index	13	6/19	460,600[a]	478,342	17,742
FTSE/MIB Index	3	6/19	358,697[a]	360,993	2,296
H Shares Index	7	5/19	510,224[a]	511,696	1,472
KOSPI 200 Index	7	6/19	417,529[a]	427,556	10,027
Long Gilt	13	6/19	2,149,853[a]	2,158,329	8,476
Long Term French Government Future	1	6/19	177,415[a]	181,699	4,284
Nikkei 225 Index US denominated	9	6/19	971,038	1,006,875	35,837
Singapore Exchange CNY Nifty Index	20	5/19	470,226	471,160	934
Standard & Poor's 500 E-mini	18	6/19	2,526,892	2,653,650	126,758
U.S. Treasury 10 Year Notes	5	6/19	612,320	618,359	6,039
U.S. Treasury Long Bond	4	6/19	581,795	589,875	8,080
U.S. Treasury Ultra Long Bond	10	6/19	1,618,407	1,642,813	24,406
Futures Short
Euro-Schatz	19	6/19	2,383,568[a]	2,385,060	(1,492)
Pound Sterling Currency	18	6/19	1,486,800	1,470,263	16,537
Ultra 10 Year U.S. Treasury Notes	13	6/19	1,691,625	1,713,156	(21,531)
Gross Unrealized Appreciation				458,487
Gross Unrealized Depreciation				(36,418)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

12

STATEMENT OF OPTIONS WRITTEN

April 30, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Cac 40 Index Contracts 10	5,250	6/21/19	525,000	EUR	(30,063)
FTSE 100 Index Contracts 11	7,475	6/21/19	822,250	GBP	(9,108)
FTSE MIB Index Contracts 13	20,000	5/17/19	640,000	EUR	(68,785)
Hang Seng China Enterprises Index Contracts 6	12,200	7/30/19	3,660,000	HKD	(3,557)
Ishares 20+ Year Treasury Bond Contracts 71	125	1/17/20	887,500		(20,803)
MSCI Emerging Markets Index Contracts 11	1,110	5/17/19	1,221,000		(2,943)
MSCI Emerging Markets Index Contracts 9	1,140	9/20/19	1,026,000		(15,660)
Nikkei 225 Index Contracts 2	25,500	12/13/19	51,000,000		(2,424)
Nikkei 225 Index Contracts 6	22,750	7/12/19	136,500,000	JPY	(19,660)
S&P 500 Index Contracts 3	2,800	6/21/19	840,000		(49,995)
S&P 500 Index Contracts 2	3,125	12/20/19	625,000		(8,200)
S&P 500 Index Contracts 4	2,885	5/17/19	1,154,000		(27,880)
S&P 500 Index Contracts 4	2,975	7/19/19	1,190,000		(19,120)
EURO STOXX 50 Price EUR Index Contracts 29	3,375	6/21/19	978,750	EUR	(36,820)
EURO STOXX 50 Price EUR Index Contracts 21	3,400	7/19/19	714,000	EUR	(26,262)
Australian Dollar Contracts 1,200,000, Merrill Lynch, Pierce, Fenner & Smith	0.75	6/6/19	1,200,000		(114)
Australian Dollar Contracts 1,300,000, Merrill Lynch, Pierce, Fenner & Smith	0.75	5/30/19	1,300,000		(56)
Japanese Yen Cross Currency Contracts 800,000, Citigroup	127.3	6/26/19	800,000	EUR	(2,930)
Japanese Yen Cross Currency Contracts 800,000, J.P. Morgan Securities	127.3	6/21/19	800,000	EUR	(2,602)
30-Year U.S. Treasury Bonds Contracts 12	145	5/24/19	1,200,000		(31,688)

13

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options:
Cac 40 Index Contracts 10	5,250	6/21/19	525,000	EUR	(4,078)
FTSE 100 Index Contracts 11	7,400	6/21/19	814,000	GBP	(18,073)
FTSE MIB Index Contracts 13	19,500	5/17/19	643,500	EUR	(182)
Hang Seng China Enterprises Index Contracts 6	10,800	7/30/19	3,240,000	HKD	(7,572)
Ishares 20+ Year Treasury Bond Contracts 71	119	1/17/20	844,900		(15,194)
MSCI Emerging Markets Index Contracts 9	990	6/21/19	891,000		(3,555)
MSCI Emerging Markets Index Contracts 9	1,000	6/21/19	900,000		(4,365)
MSCI Emerging Markets Index Contracts 11	990	5/17/19	1,089,000		(605)
MSCI Emerging Markets Index Contracts 9	1,000	9/20/19	900,000		(18,585)
Nikkei 225 Index Contracts 2	17,000	12/13/19	34,000,000		(2,693)
Nikkei 225 Index Contracts 10	19,875	6/14/19	198,750,000	JPY	(5,386)
Nikkei 225 Index Contracts 6	20,500	7/12/19	123,000,000	JPY	(10,234)
S&P 500 Index Contracts 2	2,375	12/20/19	475,000		(4,880)
S&P 500 Index Contracts 15	2,600	9/20/19	3,900,000		(39,150)
S&P 500 Index Contracts 3	2,800	6/21/19	840,000		(5,160)
S&P 500 Index Contracts 8	2,545	5/17/19	2,036,000		(640)
S&P 500 Index Contracts 4	2,550	5/17/19	1,020,000		(360)
S&P 500 Index Contracts 2	2,970	6/21/19	594,000		(11,260)
S&P 500 Index Contracts 6	2,575	7/19/19	1,545,000		(5,898)
S&P 500 Index Contracts 4	2,650	7/19/19	1,060,000		(5,560)
EURO STOXX 50 Price EUR Index Contracts 30	2,975	5/17/19	892,500	EUR	(168)
EURO STOXX 50 Price EUR Index Contracts 30	3,025	5/17/19	907,500	EUR	(236)
EURO STOXX 50 Price EUR Index Contracts 29	2,975	6/21/19	862,750	EUR	(1,138)

14

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options: (continued)
EURO STOXX 50 Price EUR Index Contracts 1	3,475	6/21/19	34,750	EUR	(817)
EURO STOXX 50 Price EUR Index Contracts 48	2,975	7/19/19	1,428,000	EUR	(4,522)
EURO STOXX 50 Price EUR Index Contracts 21	3,375	7/19/19	708,750	EUR	(13,119)
EURO STOXX 50 Price EUR Index Contracts 84	3,000	9/20/19	2,520,000	EUR	(24,213)
Australian Dollar Contracts 1,300,000, Merrill Lynch, Pierce, Fenner & Smith	0.69	5/30/19	1,300,000		(2,064)
Australian Dollar Contracts 1,200,000, Merrill Lynch, Pierce, Fenner & Smith	0.69	6/6/19	1,200,000		(2,468)
Japanese Yen Cross Currency Contracts 800,000, J.P. Morgan Securities	120.5	6/21/19	800,000	EUR	(1,781)
Japanese Yen Cross Currency Contracts 800,000, Citigroup	120.5	6/26/19	800,000	EUR	(2,010)
30-Year U.S. Treasury Bonds Contracts 12	143	5/24/19	1,200,000		(563)
Total Options Written (premiums received $799,803)					(606,328)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

See notes to financial statements.

15

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	200,952	Swiss Franc	200,000	7/11/19	3,292
United States Dollar	2,995,226	Euro	2,630,000	7/11/19	26,846
United States Dollar	2,504,330	British Pound	1,905,000	7/11/19	10,822
United States Dollar	891,320	Japanese Yen	99,200,000	7/11/19	(4,424)
HSBC
United States Dollar	294,618	Australian Dollar	410,000	7/11/19	5,089
Merrill Lynch, Pierce, Fenner & Smith
Australian Dollar	391,000	United States Dollar	278,275	7/11/19	(2,163)
Euro	312,000	United States Dollar	352,732	7/11/19	(590)
Swiss Franc	227,000	United States Dollar	223,997	7/11/19	348
Japanese Yen	60,000,000	United States Dollar	539,299	7/11/19	2,481
Gross Unrealized Appreciation					48,878
Gross Unrealized Depreciation					(7,177)

See notes to financial statements.

16

STATEMENT OF SWAP AGREEMENTS
April 30, 2019 (Unaudited)

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2]
Markit CDX North America High Yield Index Series 32 Received Fixed Rate of 5.00 3 Month	6/20/24	2,000,000	151,908	149,285	14,289
Purchased Contracts:[3]
Markit CDX North America Investment Grade Index Series 32 Paid Fixed Rate of 1.00 3 Month	6/20/24	2,000,000	(40,411)	(40,397)	(2,347)
Gross Unrealized Appreciation				14,289
Gross Unrealized Depreciation				(2,347)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

17

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	12,124,471	11,976,957
Affiliated issuers	13,187,842	13,187,842
Cash		152,000
Cash denominated in foreign currency	81,580	81,714
Cash collateral held by broker—Note 4		4,712,514
Swap upfront payments—Note 4		149,285
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		48,878
Dividends and interest receivable		37,534
Receivable for investment securities sold		30,287
Due from BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		27,864
Prepaid expenses		17,612
		30,422,487
Liabilities ($):
Outstanding options written, at value (premiums received $799,803)—Note 4		606,328
Swap upfront receipts—Note 4		40,397
Payable for futures variation margin—Note 4		32,503
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		7,177
Unrealized depreciation on foreign currency transactions		2,048
Directors fees and expenses payable		476
Accrued expenses		40,953
		729,882
Net Assets ($)		29,692,605
Composition of Net Assets ($):
Paid-in capital		30,010,694
Total distributable earnings (loss)		(318,089)
Net Assets ($)		29,692,605

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	990,701	986,731	13,867,278	13,847,895
Shares Outstanding	80,167	80,000	1,121,503	1,120,000
Net Asset Value Per Share ($)	12.36	12.33	12.36	12.36

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2019 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	213,517
Affiliated issuers	164,724
Interest	13,874
Total Income	392,115
Expenses:
Management fee—Note 3(a)	107,649
Registration fees	33,907
Professional fees	18,948
Prospectus and shareholders’ reports	18,246
Distribution fees—Note 3(b)	3,574
Shareholder servicing costs—Note 3(c)	2,545
Custodian fees—Note 3(c)	1,666
Directors’ fees and expenses—Note 3(d)	1,406
Loan commitment fees—Note 2	288
Miscellaneous	15,226
Total Expenses	203,455
Less—reduction in expenses due to undertaking—Note 3(a)	(62,564)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,318)
Net Expenses	139,573
Investment Income—Net	252,542
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	(123,763)
Affiliated issuers	(232)
Net realized gain (loss) on options transactions	(78,209)
Net realized gain (loss) on futures	322,565
Net realized gain (loss) on swap agreements	(59,521)
Net realized gain (loss) on forward foreign currency exchange contracts	(18,429)
Net Realized Gain (Loss)	42,411
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	583,353
Net unrealized appreciation (depreciation) on options transactions	157,372
Net unrealized appreciation (depreciation) on futures	494,940
Net unrealized appreciation (depreciation) on swap agreements	28,945
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	17,265
Net Unrealized Appreciation (Depreciation)	1,281,875
Net Realized and Unrealized Gain (Loss) on Investments	1,324,286
Net Increase in Net Assets Resulting from Operations	1,576,828

See notes to financial statements.

19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations ($):
Investment income—net	252,542	362,102
Net realized gain (loss) on investments	42,411	(323,029)
Net unrealized appreciation (depreciation) on investments	1,281,875	(761,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,576,828	(722,237)
Distributions ($):
Distributions to shareholders:
Class A	(37,283)	-
Class C	(29,224)	-
Class I	(559,263)	-
Class Y	(559,216)	-
Total Distributions	(1,184,986)	-
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	-	1,002,000
Class C	-	1,000,480
Class I	-	14,156,000
Class Y	-	14,000,000
Distributions reinvested:
Class A	75	-
Class I	718	-
Cost of shares redeemed
Class I	-	(136,273)
Increase (Decrease) in Net Assets from Capital Stock Transactions	793	30,022,207
Total Increase (Decrease) in Net Assets	392,635	29,299,970
Net Assets ($):
Beginning of Period	29,299,970	-
End of Period	29,692,605	29,299,970
Capital Share Transactions (Shares):
Class A
Shares sold	-	80,160
Shares issued for distributions reinvested	7	-
Net Increase (Decrease) in Shares Outstanding	7	80,160
Class C
Shares sold	-	80,000
Net Increase (Decrease) in Shares Outstanding	-	80,000
Class I
Shares sold	-	1,132,239
Shares issued for distributions reinvested	62	-
Shares redeemed	-	(10,798)
Net Increase (Decrease) in Shares Outstanding	62	1,121,441
Class Y
Shares sold	-	1,120,000
Net Increase (Decrease) in Shares Outstanding	-	1,120,000

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.18	12.50
Investment Operations:
Investment income—net[b]	.09	.13
Net realized and unrealized gain (loss) on investments	.56	(.45)
Total from Investment Operations	.65	(.32)
Distributions:
Dividends from investment income	(.47)	-
Net asset value, end of period	12.36	12.18
Total Return (%)[c,d]	5.66	(2.64)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assetsee,[f]	1.64	2.36
Ratio of net expenses to average net assets[e,f]	1.18	1.20
Ratio of net investment income to average net assets[e,f]	1.54	1.09
Portfolio Turnover Ratec	43.12	8.67
Net Assets, end of period ($ x 1,000)	991	976

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Not annualized.

d Exclusive of sales charge.

e Amount does not included the expense of the underlying funds.

f Annualized.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class C Shares	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.10	12.50
Investment Operations:
Investment income—net[b]	.05	.04
Net realized and unrealized gain (loss) on investments	.55	(.44)
Total from Investment Operations	.60	(.40)
Distributions:
Dividends from investment income	(.37)	-
Net asset value, end of period	12.33	12.10
Total Return (%)[c,d]	5.21	(3.28)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	2.38	3.10
Ratio of net expenses to average net assets[e,f]	1.93	1.95
Ratio of net investment income to average net assets[e,f]	.79	.34
Portfolio Turnover Rate[c]	43.12	8.67
Net Assets, end of period ($ x 1,000)	987	968

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Not annualized.

d Exclusive of sales charge.

e Amount does not included the expense of the underlying funds.

f Annualized.

See notes to financial statements.

22

	Six Months Ended
Class I Shares	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.20	12.50
Investment Operations:
Investment income—net[b]	.11	.16
Net realized and unrealized gain (loss) on investments	.55	(.46)
Total from Investment Operations	.66	(.30)
Distributions:
Dividends from investment income	(.50)	-
Net asset value, end of period	12.36	12.20
Total Return (%)[c]	5.87	(2.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]	1.38	2.10
Ratio of net expenses to average net assets[d,e]	.93	.95
Ratio of net investment income to average net assets[d,e]	1.80	1.34
Portfolio Turnover Rate[c]	43.12	8.67
Net Assets, end of period ($ x 1,000)	13,867	13,687

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Not annualized.

d Amount does not included the expense of the underlying funds.

e Annualized.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class Y Shares	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.20	12.50
Investment Operations:
Investment income—net[b]	.11	.16
Net realized and unrealized gain (loss) on investments	.55	(.46)
Total from Investment Operations	.66	(.30)
Distributions:
Dividends from investment income	(.50)	-
Net asset value, end of period	12.36	12.20
Total Return (%)[c]	5.78	(2.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]	1.38	2.10
Ratio of net expenses to average net assets[d,e]	.93	.95
Ratio of net investment income to average net assets[d,e]	1.80	1.34
Portfolio Turnover Rate[c]	43.12	8.67
Net Assets, end of period ($ x 1,000)	13,848	13,669

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Not annualized.

d Amount does not included the expense of the underlying funds.

e Annualized.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Broad Opportunities Fund (the “fund”) is a separate non-diversified series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight Investment International Limited (the “Subadviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

Effective June 3, 2019, the fund changed its name from BNY Mellon Insight Broad Opportunities Fund to BNY Mellon Broad Opportunities Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2019, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 80,000 of the outstanding Class A shares, all of the

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

outstanding Class C and Class Y shares and 1,120,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

26

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

28

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	94,943	-	94,943
Commercial Mortgage-Backed	-	635,800	-	635,800
Equity Common Stock	409,523	-	-	409,523
Exchange-Traded Funds	7,436,198	-	-	7,436,198
Foreign Government	-	1,022,085	-	1,022,085
Investment Companies	15,134,048	-	-	15,134,048
Other Financial Instruments:
Futures†	458,487	-	-	458,487
Forward Foreign Currency Exchange Contracts†	-	48,878	-	48,878
Options Purchased	421,680	10,522	-	432,202
Swaps†	-	14,289	-	14,289
Liabilities ($)
Other Financial Instruments:
Futures†	(36,418)	-	-	(36,418)
Forward Foreign Currency Exchange Contracts†	-	(7,177)	-	(7,177)
Options Written	(592,303)	(14,025)	-	(606,328)
Swaps†	-	(2,347)	-	(2,347)

† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At April 30, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

30

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

The tax year in the period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $954,164 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2018. If not applied, the fund has $244,118 of short-term capital losses and $710,046 of long-term capital losses which can be carried forward for an unlimited period.

(h) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank,

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The fund invests in other affiliated mutual funds advised by the Adviser. All fees and expenses of the underlying money market fund are reflected in the underlying money market fund’s net asset value. In addition, the Adviser has agreed to waive a portion of its management fee equal to the management fee the Adviser receives from the money market underlying fund with respect to the assets of the fund within underlying money market fund. The reduction in expenses, pursuant to the undertaking, amounted to $6,499 during the period ended April 30, 2019.

The Adviser has also contractually agreed, from November 1, 2018 through March 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses of the underlying money market fund and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. On or after March 1, 2020, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $56,065 during the period ended April 30, 2019.

Pursuant to a sub-investment advisory agreement between the Adviser and the Subadviser, the Subadviser serves as the fund’s sub-investment

32

adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2019, Class C shares were charged $3,574 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2019, Class A and Class C shares were charged $1,197 and $1,191, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained,

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2019, the fund was charged $135 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2019, the fund was charged $1,666 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,318.

During the period ended April 30, 2019, the fund was charged $5,660 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due from BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,207, Distribution Plan fees $605, Shareholder Services Plan fees $404, custodian fees $391, Chief Compliance Officer fees $5,660 and transfer agency fees $47, which are offset against an expense reimbursement currently in effect in the amount of $53,178.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap agreements, during the period

34

ended April 30, 2019, amounted to $10,076,397 and $10,226,830, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk and foreign currency risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2019 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, interest rates, foreign currencies, credit or as a substitute for an investment. The fund is subject to market risk, interest rate risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2019 are set forth in the Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to

36

sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Swap Agreements, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default

38

swaps open at April 30, 2019 are set forth in the Statement of Swap Agreements.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2019 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	98,762	[1]	Interest rate risk	(55,274)	[1,2]
Equity risk	764,868	[1,3]	Equity risk	(573,447)	[1,2]
Foreign exchange risk	75,937	[1,3,4]	Foreign exchange risk	(21,202)	[2,4]
Credit risk	14,289	[5]	Credit risk	(2,347)	[5]
Gross fair value of derivative contracts	953,856			(652,270)

Statement of Assets and Liabilities location:
[1] Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2] Outstanding options written, at value.
[3]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4] Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

[5] Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2019 is shown below:

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	179,221		(20,295)		-		-		158,926
Equity	87,999		(141,041)		-		-		(53,042)
Foreign exchange	55,345		108,485		(18,429)		-		145,401
Credit	-		(25,358)		-		(59,521)		(84,879)
Total	322,565		(78,209)		(18,429)		(59,521)		166,406

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(2,652)		6,357		-		-		3,705
Equity	540,486		185,000		-		-		725,486
Foreign exchange	(42,894)		(29,015)		17,265		-		(54,644)
Credit	-		(4,970)		-		28,945		23,975
Total	494,940		157,372		17,265		28,945		698,522

Statement of Operations location:
[1] Net realized gain (loss) on futures.
[2] Net realized gain (loss) on options transactions.
[3] Net realized gain (loss) on forward foreign currency exchange contracts.
[4] Net realized gain (loss) on swap agreements.
[5] Net unrealized appreciation (depreciation) on futures.
[6] Net unrealized appreciation (depreciation) on options transactions.
[7] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8] Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

40

At April 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	458,487	(36,418)
Options	432,202	(606,328)
Forward contracts	48,878	(7,177)
Swaps	14,289	(2,347)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	953,856	(652,270)
Derivatives not subject to
Master Agreements	(894,456)	631,068
Total gross amount of assets
and liabilities subject to
Master Agreements	59,400	(21,202)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2019:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Citigroup	45,720		(9,364)	-	36,356
HSBC	5,089		-	-	5,089
J.P. Morgan Securities	4,382		(4,382)	-	-
Merrill Lynch, Pierce, Fenner & Smith	4,209		(4,209)	-	-
Total	59,400		(17,955)	-	41,445

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(9,364)		9,364	-	-
J.P. Morgan Securities	(4,383)		4,382	-	(1)
Merrill Lynch, Pierce, Fenner & Smith	(7,455)		4,209	-	(3,246)
Total	(21,202)		17,955	-	(3,247)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2019:

Average Market Value ($)
Equity futures	8,257,195
Interest rate futures	10,899,867
Interest rate options contracts	89,873
Foreign currency futures	1,893,974
Foreign currency options contracts	37,900
Forward contracts	5,999,137
Credit options contracts	44,854

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2019:

Average Notional Value ($)
Credit default swap agreements	4,190,926

At April 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $521,673, consisting of $1,172,984 gross unrealized appreciation and $651,311 gross unrealized depreciation.

At April 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

42

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Insight Investment International Limited (the “Subadviser”), provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from the Adviser representatives regarding the nature, extent, and quality of the services provided to funds in the Adviser’s fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Adviser’s fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), for the period from November 27, 2017 (commencement of operations) through September 30, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the

43

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

“Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

The Adviser’s representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median and above the Performance Universe median. The Adviser also provided a comparison of the fund’s return to the return of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (actual management fee was the lowest in the Expense Group and Expense Universe).

The Adviser’s representatives stated that the Adviser has contractually agreed, until March 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the fund’s average daily net assets.

The Adviser’s representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. The Adviser’s representatives reviewed the expenses allocated and profit received by the Adviser and its affiliates and the

44

resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the Adviser’s fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Adviser’s fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. The Adviser’s representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. The Adviser’s representatives also stated that, as a result of shared and allocated costs among funds in the Adviser’s fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance, in light of the fund’s short period of operations.

45

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board concluded that the fees paid to the Adviser and Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and Subadviser, of the Adviser and Subadviser and the services provided to the fund by the Adviser and Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other funds that the Board oversees, during which lengthy discussions took place between the Board and the Adviser’s representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

46

NOTES

47

NOTES

48

NOTES

49

For More Information

BNY Mellon Broad Opportunities Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Subadviser

Insight Investment
International Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DIOAX Class C: DIOCX Class I: DIOIX Class Y: DIOYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 4115SA0419

BNY Mellon Absolute Insight Multi-Strategy Fund

SEMIANNUAL REPORT April 30, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Absolute Insight Multi-Strategy Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Absolute Insight Multi-Strategy Fund, covering the six-month period from November 1, 2018 through April 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. Equity markets experienced a sharp sell-off in the fourth quarter of 2018, triggered in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline through the end of 2018. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped stimulate a rebound across equity markets. In a similar stance, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped to buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. Corporate bonds, however, were hindered somewhat by concerns about economic growth, resulting in widening spreads and lower prices through November. After encouraging comments by the Fed in January, bond markets rebounded, and most U.S. indices continued to post positive returns through the end of April.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 3, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2018 through April 30, 2019, as provided by portfolio manager Sonja Lami of Insight Investment International Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2019, BNY Mellon Absolute Insight Multi-Strategy Fund’s Class A shares produced a total return of -0.61%, Class C shares returned -0.94%, Class I shares returned -0.45%, and Class Y shares returned -0.45%.1 In comparison, the fund’s benchmarks, the USD 1-Month LIBOR and the FTSE One-Month U.S. Treasury Bill Index, produced a total return of 1.23% and 1.19%, respectively, for the same period.2,3

Global financial markets posted mixed returns over the reporting period, in an environment of divergent global economic growth and shifting central bank policy. The fund lagged its benchmarks, and three of its six strategies contributed positively to return: Absolute Return Dynamic Opportunities, Absolute Return Emerging Market, and Absolute Return Credit. The main detractor strategies for these returns were the Absolute Return Equity and Currency Strategies.

On July 31, 2018, the Citi One-Month U.S. Treasury Bill Index was renamed FTSE One-Month U.S. Treasury Bill Index.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally allocates its assets across multiple “absolute return” investment strategies. Through exposure to these investment strategies, the fund seeks to generate positive returns on a rolling 12-month basis with less volatility than major equity markets. The fund is designed to complement traditional equity and fixed-income portfolios.

The investment strategies currently employed by the fund include: the Equity Market Neutral Strategy, the Absolute Return Equity Strategy, the Absolute Return Emerging Market Strategy, the Absolute Return Credit Strategy, the Absolute Return Dynamic Opportunities Strategy and the Currency Strategy. The fund’s sub-investment adviser has considerable latitude in allocating the fund’s investments to any of the strategies and may vary the amount of the fund’s assets allocated to each depending on market conditions.

Central Banks Become More Accommodative

After a tumultuous October, November 2018 proved to be another volatile month for risk assets. Geopolitical tensions surrounding the U.S. and China, conflict between the government in Italy and the European Commission over the Italian budget, and Brexit—all set against a backdrop of moderating global growth—continued to weigh on sentiment.

At the beginning of the reporting period, falling oil prices, trade tensions, fears over the pace of global growth, concerns about Federal Reserve (“Fed”) tightening, and political

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

uncertainty all combined to weigh heavily on investor sentiment. An equity market sell-off re-tested October’s lows with industry-specific stories in key sectors (energy and information technology) driving volatility. Some recovery occurred at the end of November, leaving major equity markets with mixed returns. But the drawdown accelerated in the final month of the year, leaving December as one of the worst months since the global financial crisis. Meanwhile, by the end of December, global credit spreads had risen to their widest levels since mid-2016.

Following this market volatility, the Fed pivoted to a neutral policy stance, with other global central banks also becoming more dovish. This led to a broad-based rally in global bond markets, with longer-dated, developed-market sovereign yields, in particular, declining. The Fed further indicated that it no longer expected any additional interest-rate hikes over 2019 and signaled that it would slow its balance-sheet reduction program, before stopping it entirely in September 2019.

In Europe, growth decelerated markedly, raising concerns that the European Central Bank (ECB) would need to restart its quantitative easing program. The ECB reduced its growth forecasts and announced additional liquidity provisions through new, targeted long-term refinancing operations (TLTROs) due to start in September.

The month of April provided broad-based gains across developed and developing equity markets. However, economic data remained mixed. The U.S. economy posted first-quarter 2019 growth of 3.2%, while Chinese manufacturing moved to expansionary levels in March. Nevertheless, the continued weakness of European data remained a concern. Eurozone GDP showed an incremental improvement in the first quarter of 2019; however, manufacturing continued to contract in April. Meanwhile, the UK economy continued to suffer from a combination of Brexit uncertainty and a lackluster external environment.

In markets, global equities led risk assets higher, with financial stocks rebounding strongly and developed markets outperforming emerging markets. Despite the positive move in risk assets, developed-market currencies were fairly stable, although the U.S. dollar pushed through its recent highs, buoyed by better economic data.

Underlying Strategies Produced Mixed Results

In November, the fund generated a negative return, as four of its six total underlying strategies detracted from performance. A positive contribution from the Absolute Return Dynamic Opportunities Strategy only partially offset losses elsewhere.

Performance improved in fourth-quarter 2018, with performance mainly driven by the Absolute Return Dynamic Opportunities Strategy and the Absolute Return Emerging Market Strategy. In the Absolute Return Dynamic Opportunities Strategy, the derivative positions were the largest positive contributor to returns, led by upside-breakout equity strategies. Dividend futures and long duration across a number of countries also made a decent contribution to returns. There were no material detractors during the quarter, although two aerospace infrastructure companies offset gains from our other infrastructure holdings.

In the Absolute Return Emerging Market Strategy, sovereign and corporate credit outperformed local currency debt. While the current soft patch in global growth has weighed on the asset class, these headwinds have been countered by a broad-based shift toward easier monetary policy—either in the form of delayed normalization or outright rate cuts. Long allocations to local and external debt were the key drivers, benefiting from the strong rally in the underlying asset class.

The Currency Strategy and Absolute Return Equity Strategy detracted marginally from returns during fourth quarter of 2018. The Currency Strategy’s negative return came from a number of positions, mainly due to being short to the U.S. dollar over a period when the dollar rallied despite a reduction in U.S. rate-hike expectations. The positions that detracted included both long and short views on the South African rand and long views on the Japanese yen, Norwegian krone and Swiss franc.

As for the Absolute Return Equity Strategy, equity markets recovered after the aggressive sell-off in late 2018, driven by a more dovish Fed and encouraging signals on U.S.-China trade, but we observed several underlying trends that weighed on strategy performance. Many share prices appeared to be driven by index and basket-buying, reflecting the sharp turn in risk appetite, which took some already expensive shares, in which we were short, to more extended levels.

The strategy generated a small positive return in April.

The Absolute Return Dynamic Opportunities Strategy performance contributed positively to fund returns, driven by positions aimed at capturing a rise in equity markets, especially in the U.S., eurozone and Japan. The Absolute Return Credit Strategy also was beneficial to the fund’s performance. Positive credit market conditions benefited long positions in high yield and investment grade.

The Currency Strategy detracted from performance in April. The U.S. dollar appreciated modestly versus most G10 currencies during the month, supported by firm U.S. economic data and dovish monetary policy. The Absolute Return Emerging Market Strategy was also detrimental to performance, with the largest detractors being foreign currency exposures, notably long positions in Argentina and Colombia. The Absolute Return Equity Strategy detracted as well, as a short position in a Swiss financial software company was detrimental when first-quarter results came in ahead of expectations.

Dovish Monetary Policy Is Supportive, but Risks Remain

We generally remain constructive about the prospects of the fund’s various underlying strategies, as the Fed is on pause in raising interest rates and other central banks around the world appear to also be adopting a more cautious approach. The U.S. dollar is being supported by the weakness of global growth data, and we think the euro will remain weak. However, currency volatility is likely to be subdued as long as global monetary policy remains highly synchronized. We maintain a net long position in emerging-market debt, owing to the continued shift toward a more dovish monetary policy globally that we believe will result in a search-for-yield environment among fixed-income investors, which should benefit the emerging market debt asset class. We believe the boost to

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

equity markets from the recent change in central banks’ policy stance will eventually fade and that share prices will go back to being set predominantly by growth and the return achieved on capital allocated. Indeed, the market rebound does not alter the fact that current macroeconomic and geopolitical circumstances pose material risks.

June 3, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 1, 2020, at which time it may be extended, modified, or terminated. Past performance is no guarantee of future results.

2 Source: FactSet — The London Interbank Offered Rate (LIBOR) is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used “benchmark” or reference rate for short-term interest rates. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The FTSE One-Month U.S. Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The FTSE One-Month U.S. Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

To the extent the fund invests in foreign securities, its performance will be influenced by political, social, and economic factors affecting investments in foreign companies. These special risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

Short sales may involve substantial risk and “leverage.” Short sales expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the fund’s sub-investment adviser to allocate effectively the fund’s assets among the underlying investment strategies.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Absolute Insight Multi-Strategy Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.55	$12.24	$6.73	$6.73
Ending value (after expenses)	$993.90	$990.60	$995.50	$995.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 8.65	$12.37	$6.80	$6.80
Ending value (after expenses)	$1,016.22	$1,012.50	$1,018.05	$1,018.05

† Expenses are equal to the fund’s annualized expense ratio of 1.73% for Class A, 2.48% for Class C, 1.36% for Class I and 1.36% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.8%
Argentina - .3%
Argentine Government, Sr. Unscd. Bonds		5.63	1/26/2022	300,000		235,200
Argentine Government, Sr. Unscd. Bonds		7.63	4/22/2046	200,000		139,750
Argentine Government, Sr. Unscd. Notes		5.88	1/11/2028	140,000		97,249
Banco Macro, Sr. Unscd. Notes	ARS	17.50	5/8/2022	3,000,000		44,988
Banco Supervielle, Sr. Unscd. Notes, BADLAR +4.50%	ARS	57.29	8/9/2020	1,087,000	[b]	22,496
					539,683
Australia - .4%
BHP Billiton Finance, Gtd. Bonds	EUR	5.63	10/22/2079	270,000		363,644
BHP Billiton Finance, Gtd. Bonds	GBP	6.50	10/22/2077	245,000		359,914
					723,558
Austria - .4%
Raiffeisen Bank International, Sub. Notes	EUR	6.63	5/18/2021	500,000		628,662
Brazil - .7%
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/2027	2,000,000		540,113
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/2023	2,000,000		537,955
Vale, Sr. Unscd. Notes		5.63	9/11/2042	100,000		102,670
					1,180,738
Canada - .0%
Viterra, Gtd. Notes		5.95	8/1/2020	39,000		40,291
Cayman Islands - 1.7%
Antares CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR +4.20%		6.96	7/20/2028	367,000	[b,c]	353,373
Braskem Finance, Gtd. Notes		5.75	4/15/2021	350,000		364,528
Cerberus Loan Funding XXV, Ser. 2018-4RA, Cl. DR, 3 Month LIBOR +3.80%		6.58	10/15/2030	450,000	[b,c]	442,366
China Evergrande Group, Sr. Scd. Bonds		8.75	6/28/2025	300,000		274,540
QIIB Senior Sukuk, Sr. Unscd. Bonds		4.26	3/5/2024	250,000		253,597

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 28.8% (continued)
Cayman Islands - 1.7% (continued)
Sharjah Sukuk Program, Sr. Unscd. Notes		3.85	4/3/2026	200,000	200,600
Sharjah Sukuk Program, Sr. Unscd. Notes		4.23	3/14/2028	200,000	203,837
Tencent Holdings, Sr. Unscd. Notes		4.53	4/11/2049	200,000	207,941
Vale Overseas, Gtd. Notes		6.25	8/10/2026	230,000	252,310
XLIT, Gtd. Notes, Ser. E, 3 Month LIBOR +2.46%		5.05	6/17/2019	400,000	[b] 389,686
					2,942,778
Chile - 1.1%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes		5.50	4/30/2049	350,000	352,100
Chilean Government, Bonds	CLP	4.50	3/1/2026	1,020,000,000	1,559,981
					1,912,081
China - .1%
Chinese Government, Sr. Unscd. Notes		4.00	10/19/2048	200,000	205,915
Colombia - .9%
Colombian Government, Bonds, Ser. B	COP	6.25	11/26/2025	2,150,800,000	667,677
Colombian Government, Bonds, Ser. B	COP	7.00	6/30/2032	1,586,000,000	491,951
Colombian Government, Bonds, Ser. B	COP	7.75	9/18/2030	800,000,000	265,565
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/2024	559,400,000	204,420
					1,629,613
Ecuador - .7%
Ecuadorean Government, Sr. Unscd. Notes		7.88	1/23/2028	400,000	387,000
Ecuadorean Government, Sr. Unscd. Notes		10.75	1/31/2029	650,000	727,187
					1,114,187
Egypt - .4%
Egyptian Government, Sr. Unscd. Notes		8.70	3/1/2049	700,000	723,831
France - .3%
Banque Federative du Credit Mutuel, Sr. Unscd. Notes	EUR	0.13	8/30/2021	200,000	225,389
SapphireOne Mortgages, Ser. 2016-2, Cl. D, 3 Month EURIBOR +2.25%	EUR	1.94	6/25/2061	100,000	[b] 113,241

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.8% (continued)
France - .3% (continued)
Societe Generale, Sub. Notes, 6 Month LIBOR +.08%		2.96	11/29/2019	310,000	[b]	204,600
					543,230
Germany - .9%
IHO Verwaltungs, Sr. Scd. Bonds		4.13	9/15/2021	330,000	[c]	333,300
Otto GmbH & Co., Sr. Unscd. Notes	EUR	2.63	4/10/2026	302,000		338,745
Schaeffler, Sr. Unscd. Notes	EUR	1.13	3/26/2022	317,000		361,937
Schaeffler, Sr. Unscd. Notes	EUR	1.88	3/26/2024	100,000		115,316
Schaeffler, Sr. Unscd. Notes	EUR	2.88	3/26/2027	120,000		141,427
Unitymedia Hessen, Sr. Scd. Bonds		5.00	1/15/2025	200,000	[c]	205,500
					1,496,225
Ghana - .2%
Ghanaian Government, Sr. Unscd. Bonds		7.88	3/26/2027	200,000		203,482
Ghanaian Government, Sr. Unscd. Notes		7.88	8/7/2023	200,000		210,492
					413,974
Iceland - .1%
Islandsbanki HF, Sr. Unscd. Notes	EUR	1.75	9/7/2020	100,000		114,926
Indonesia - 1.7%
Indonesian Government, Sr. Unscd. Bonds, Ser. FR59	IDR	7.00	5/15/2027	12,600,000,000		845,645
Indonesian Government, Sr. Unscd. Bonds, Ser. FR75	IDR	7.50	5/15/2038	8,360,000,000		538,106
Indonesian Government, Sr. Unscd. Bonds, Ser. FR77	IDR	8.13	5/15/2024	6,500,000,000		472,447
Indonesian Government, Sr. Unscd. Notes		4.75	2/11/2029	600,000		643,496
Indonesian Government, Sr. Unscd. Notes		5.35	2/11/2049	200,000		223,848
Perusahaan Penerbit SBSN Indonesia III, Sr. Unscd. Notes		4.45	2/20/2029	256,000		264,640
					2,988,182
Ireland - .3%
DECO, Ser. 2015-HRPX, Cl. C, 3 Month EURIBOR +2.40% @ Floor	EUR	2.40	4/27/2027	243,721	[b]	277,319

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 28.8% (continued)
Ireland - .3% (continued)
European Residential Loan Securitisation, Ser. 2018-1, Cl. A, 1 Month EURIBOR +1.00%	EUR	0.63	3/24/2061	85,508	[b] 94,943
Taurus, Ser. 2016-DE1, Cl. E, 3 Month LIBOR +4.25% @ Floor	EUR	4.25	11/17/2026	93,947	[b] 105,950
					478,212
Italy - .2%
Assicurazioni Generali, Sub. Notes	EUR	10.13	7/10/2042	300,000	423,949
Jersey - .4%
AA Bond Co., Sr. Scd. Notes	GBP	2.75	7/31/2023	620,000	756,065
Kazakhstan - .3%
Development Bank of Kazakhstan, Sr. Unscd. Notes	KZT	8.95	5/4/2023	50,000,000	130,754
KazMunayGas National, Sr. Unscd. Notes		6.38	10/24/2048	400,000	444,160
					574,914
Kenya - .1%
Kenyan Government, Sr. Unscd. Notes		8.25	2/28/2048	200,000	198,101
Luxembourg - .4%
Garrett Borrowing, Sr. Unscd. Notes	EUR	5.13	10/15/2026	200,000	220,686
Lincoln Financing, Sr. Scd. Notes	EUR	3.63	4/1/2024	145,000	167,226
Millicom International Cellular, Sr. Unscd. Notes		6.25	3/25/2029	243,000	252,113
					640,025
Mexico - 1.9%
America Movil, Jr. Sub. Notes, Ser. C	GBP	6.38	9/6/2073	600,000	829,052
BBVA Bancomer, Jr. Sub. Notes		7.25	4/22/2020	510,000	530,145
Mexican Bonos, Bonds, Ser. M	MXN	8.00	9/5/2024	10,500,000	554,761
Mexican Government, Bonds, Ser. M	MXN	5.75	3/5/2026	12,365,000	574,225
Mexican Government, Bonds, Ser. M 20	MXN	7.50	6/3/2027	3,800,000	193,486
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/2024	6,600,000	380,676

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.8% (continued)
Mexico - 1.9% (continued)
Mexican Government, Sr. Unscd. Notes	EUR	2.88	4/8/2039	200,000		224,958
					3,287,303
Netherlands - 2.3%
Alcoa Nederland Holding, Gtd. Notes		6.75	9/30/2024	490,000	[c]	519,386
GTH Finance, Gtd. Notes		6.25	4/26/2020	200,000		203,645
Mylan, Gtd. Notes		3.15	6/15/2021	1,040,000		1,040,350
Petrobras Global Finance, Gtd. Notes		6.90	3/19/2049	800,000		801,992
Repsol International Finance, Gtd. Bonds	EUR	3.88	3/25/2021	107,000		126,692
SRLEV N.V., Gtd. Bonds	EUR	9.00	4/15/2041	720,000		921,484
UPC Holding, Sr. Scd. Notes		5.50	1/15/2028	300,000	[c]	303,750
					3,917,299
Nigeria - .2%
Nigerian Government, Sr. Unscd. Notes		7.63	11/28/2047	300,000		288,266
Norway - .1%
DNO, Sr. Unscd. Bonds		8.75	5/31/2023	200,000	[c]	207,000
Peru - .8%
Peruvian Government, Sr. Unscd. Bonds	PEN	5.94	2/12/2029	1,200,000	[c]	383,978
Peruvian Government, Sr. Unscd. Bonds	PEN	6.15	8/12/2032	2,900,000	[c]	925,098
					1,309,076
Saudi Arabia - .6%
Saudi Arabian Oil, Sr. Unscd. Notes		4.25	4/16/2039	400,000		391,904
Saudi Arabian Oil, Sr. Unscd. Notes		4.38	4/16/2049	600,000		584,372
					976,276
Singapore - .3%
Mulhacen Pte., Sr. Scd. Bonds	EUR	6.50	8/1/2023	400,000		456,581
South Africa - .6%
South African Government, Bonds, Ser. 2037	ZAR	8.50	1/31/2037	4,854,317		305,939
South African Government, Sr. Unscd Bonds, Ser. 2048	ZAR	8.75	2/28/2048	5,397,665		341,594

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 28.8% (continued)
South Africa - .6% (continued)
South African Government, Sr. Unscd. Bonds, Ser. 2030	ZAR	8.00	1/31/2030	5,429,413	350,854
					998,387
Spain - .5%
Banco de Sabadell, Sub. Notes	EUR	6.25	4/26/2020	200,000	237,983
Bankia, Sr. Unscd. Bonds	EUR	0.88	3/25/2024	100,000	113,452
Bankia, Sub. Bonds	EUR	9.00	11/16/2026	400,000	532,341
					883,776
Sweden - .1%
Dometic Group, Sr. Unscd. Notes	EUR	3.00	5/8/2026	200,000	224,320
Tunisia - .2%
Central Bank of Tunisia, Sr. Unscd. Notes		5.75	1/30/2025	200,000	183,486
Central Bank of Tunisia, Sr. Unscd. Notes	EUR	6.75	10/31/2023	100,000	113,197
					296,683
Ukraine - .2%
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/2021	150,000	149,114
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/2023	150,000	145,155
					294,269
United Arab Emirates - .5%
DP World, Sr. Unscd. Notes		5.63	9/25/2048	300,000	317,595
Emirates NBD, Jr. Sub. Notes		6.13	3/20/2025	500,000	511,937
					829,532
United Kingdom - 4.5%
Barclays Bank, Sub. Notes	EUR	6.63	3/30/2022	350,000	456,375
Evraz, Sr. Unscd. Bonds		8.25	1/28/2021	330,000	353,925
Friends Life Holdings, Gtd. Notes	GBP	12.00	5/21/2021	585,000	920,201
Hawksmoor Mortgages, Ser. 2016-1, Cl. D, 3 Month LIBOR +2.50%	GBP	3.39	5/25/2053	100,000	[b] 131,224
Imperial Brands Finance, Gtd. Notes		2.95	7/21/2020	1,080,000	[c] 1,077,665

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.8% (continued)
United Kingdom - 4.5% (continued)
Mitchells & Butlers Finance, Scd. Bonds, Ser. C2, 3 Month LIBOR +1.88%	GBP	2.72	9/15/2034	100,000	[b]	101,874
National Westminster Bank, Jr. Sub. Notes, Ser. B, 6 Month LIMEAN +.25%		2.94	8/14/2019	240,000	[b]	191,400
Neptune Energy Bondco, Sr. Unscd. Notes		6.63	5/15/2025	350,000	[c]	354,375
NewDay Funding, Ser. 2015-2, Cl. E, 1 Month LIBOR +4.30%	GBP	5.03	11/15/2024	500,000	[b]	655,424
Paragon Mortgages, Ser. 13X, Cl. B1B, 3 Month EURIBOR +.38% @ Floor	EUR	0.07	1/15/2039	357,341	[b]	369,173
Prudential, Sub. Notes	GBP	5.70	12/19/2063	127,000		200,427
RAC Bond, Sr. Scd. Notes	GBP	4.57	5/6/2023	270,000		353,990
Residential Mortgage Securities, Ser. 28, Cl. C, 3 Month LIBOR +2.00%	GBP	2.91	6/15/2046	100,000	[b]	131,121
Slate No.1, Ser. 1, Cl. D, 3 Month LIBOR +2.30%	GBP	3.23	1/24/2051	350,000	[b]	461,113
Tesco, Sr. Unscd. Notes	EUR	5.13	4/10/2047	130,000		193,172
Towd Point Mortgage Funding, Ser. 2016-AU10, Cl. C, 3 Month LIBOR +1.50%	GBP	2.42	4/20/2045	120,000	[b]	156,284
Towd Point Mortgage Funding, Ser. 2016-V1X, Cl. C, 3 Month LIBOR +2.00%	GBP	2.89	2/20/2054	100,000	[b]	130,782
Towd Point Mortgage Funding, Ser. 2016-V1X, Cl. D, 3 Month LIBOR +2.50%	GBP	3.39	2/20/2054	500,000	[b]	654,333
Tullow Oil, Gtd. Notes		6.25	4/15/2022	350,000		353,238
United Kingdom Gilt, Unscd. Bonds	GBP	3.25	1/22/2044	247,860		424,385
Warwick Finance Residential Mortgages No. Two, Ser. 2, Cl. D, 3 Month LIBOR +2.00%	GBP	2.91	9/21/2049	100,000	[b]	130,907
					7,801,388
United States - 4.4%
Antero Midstream Partners, Sr. Unscd. Notes		5.75	3/1/2027	300,000	[c]	307,869
Apache, Sr. Unscd. Notes		4.25	1/15/2044	200,000		180,346

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 28.8% (continued)
United States - 4.4% (continued)
Avantor, Sr. Unscd. Notes	9.00	10/1/2025	200,000	[c]	218,000
Broadcom, Gtd. Notes	4.75	4/15/2029	900,000	[c]	895,997
Charter Communications Operating, Sr. Scd. Notes	4.50	2/1/2024	250,000		260,740
CITGO Petroleum, Sr. Scd. Notes	6.25	8/15/2022	279,000	[c]	279,349
Darling Ingredients, Sr. Unscd. Notes	5.25	4/15/2027	344,000	[c]	350,880
Dresdner Funding Trust I, Jr. Sub. Notes	8.15	6/30/2031	344,000	[c]	442,040
Exterran Energy Solutions, Gtd. Notes	8.13	5/1/2025	165,000		171,600
General Electric, Sr. Unscd. Notes	2.20	1/9/2020	600,000		595,840
General Electric, Sr. Unscd. Notes	2.70	10/9/2022	245,000		241,966
MCF CLO V, Ser. 2017-1A, Cl. D, 3 Month LIBOR +4.55%	7.31	4/20/2029	250,000	[b,c]	242,244
Motiva Enterprises, Sr. Unscd. Notes	5.75	1/15/2020	600,000	[c]	610,008
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	61,000	[c]	60,023
Newell Brands, Sr. Unscd. Notes	4.20	4/1/2026	500,000		475,397
NGPL PipeCo, Sr. Unscd. Notes	7.77	12/15/2037	280,000	[c]	345,100
Noble Energy, Sr. Unscd. Notes	4.95	8/15/2047	165,000		169,701
Panther BF Aggregator 2, Gtd. Notes	8.50	5/15/2027	500,000	[c]	517,500
Rockies Express Pipeline, Sr. Unscd. Notes	4.95	7/15/2029	221,000	[c]	222,142
Taco Bell Funding, Ser. 2016-1A, Cl. A2II	4.38	5/25/2046	491,250	[c]	504,189
Viacom, Jr. Sub. Notes	5.88	2/28/2057	151,000		152,888
Western Midstream Operating, Sr. Unscd. Notes	5.50	8/15/2048	320,000		336,932
				7,580,751
Total Bonds and Notes (cost $49,724,624)			49,620,047

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description				Shares	Value ($)
Common Stocks - 1.7%
Guernsey - .6%
Amedeo Air Four Plus				456,032	594,666
Renewables Infrastructure Group				237,836	385,812
					980,478
Spain - 1.1%
Grifols, ADR				102,533	1,962,482
Total Common Stocks (cost $2,570,423)				2,942,960
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	Value ($)
Options Purchased - .5%
Call Options - .3%
Australian Dollar, Contracts 2,600,000 Merrill Lynch, Pierce, Fenner & Smith	AUD	0.73	5/30/2019	2,600,000	1,125
Australian Dollar, Contracts 2,200,000 Merrill Lynch, Pierce, Fenner & Smith	AUD	0.73	6/6/2019	2,200,000	1,498
EURO STOXX 50 Price EUR Index, Contracts 58	EUR	3,250	6/21/2019	1,885,000	141,490
Hang Seng China Enterprises Index, Contracts 21	HKD	11,700	7/30/2019	12,285,000	28,375
MSCI Emerging Markets Index, Contracts 21		1,070	5/17/2019	2,247,000	41,055
MSCI Emerging Markets Index, Contracts 15		1,100	9/20/2019	1,650,000	48,450
Nikkei 225 Index, Contracts 10	JPY	22,000	7/12/2019	220,000,000	67,328
S&P 500 Index, Contracts 8		2,875	7/19/2019	2,300,000	88,320
S&P 500 Index, Contracts 8		2,775	5/17/2019	2,220,000	141,080
					558,721
Put Options - .2%
Australian Dollar, Contracts 1,000,000 Merrill Lynch, Pierce, Fenner & Smith		0.73	6/5/2019	1,000,000	1,544
Chinese Yuan, Contracts 900,000 BNP Paribas		6.68	5/7/2019	900,000	167
EURO STOXX 50 Price EUR Index, Contracts 44	EUR	3,125	7/19/2019	1,375,000	7,896
EURO STOXX 50 Price EUR Index, Contracts 55	EUR	3,275	7/19/2019	1,801,250	20,542
EURO STOXX 50 Price EUR Index, Contracts 15	EUR	3,225	6/21/2019	483,750	2,204
EURO STOXX 50 Price EUR Index, Contracts 2	EUR	3,775	6/21/2019	75,500	7,263

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .5% (continued)
Put Options - .2% (continued)
EURO STOXX 50 Price EUR Index, Contracts 59	EUR	3,125	5/17/2019	1,843,750		728
Indian Rupee, Contracts 900,000 Merrill Lynch, Pierce, Fenner & Smith		68.50	5/13/2019	900,000		329
Japanese Yen, Contracts 900,000 Merrill Lynch, Pierce, Fenner & Smith		110.75	7/9/2019	900,000		8,982
Japanese Yen Cross Currency, Contracts 1,400,000 J.P. Morgan Securities	EUR	123.00	6/21/2019	1,400,000		7,669
Japanese Yen Cross Currency, Contracts 1,400,000 Citigroup	EUR	123.00	6/26/2019	1,400,000		8,331
Markit CDX North America High Yield Index Series 32, Contracts 2,700,000 Morgan Stanley		10,600	9/18/2019	2,700,000,000	[d]	34,924
Markit CDX North America Investment Grade Index Series 32, Contracts 7,200,000 Citigroup		70.00	6/19/2019	7,200,000,000	[d]	3,874
MSCI Emerging Markets Index, Contracts 16		1,040	6/21/2019	1,664,000		17,680
New Zealand Dollar, Contracts 900,000 BNP Paribas		0.69	5/2/2019	900,000		1
Nikkei 225 Index, Contracts 4	JPY	19,500	12/13/2019	78,000,000		14,902
Nikkei 225 Index, Contracts 8	JPY	20,750	6/14/2019	166,000,000		9,336
S&P 500 Index, Contracts 4		2,600	12/20/2019	1,040,000		18,752
S&P 500 Index, Contracts 5		2,725	7/19/2019	1,362,500		9,965
S&P 500 Index, Contracts 12		2,825	7/19/2019	3,390,000		38,340
S&P 500 Index, Contracts 1		2,600	6/21/2019	260,000		595
S&P 500 Index, Contracts 1		3,200	6/21/2019	320,000		24,935
S&P 500 Index, Contracts 7		2,675	5/17/2019	1,872,500		1,260
					240,219
Total Options Purchased (cost $988,492)				798,940
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 57.2%
Closed-end Investment Companies - 1.7%
3i Infrastructure				176,674		663,503

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 57.2% (continued)
Closed-end Investment Companies - 1.7% (continued)
BBGI SICAV Fund				131,700		273,920
GCP Infrastructure Investments				196,480		333,073
Greencoat UK Wind Funds				200,717		371,140
HICL Infrastructure				286,294		620,470
International Public Partnerships				177,692		373,517
John Laing Environmental Assets Group				51,776		76,968
Sherborne Investors Guernsey C				299,703	[e]	224,717
					2,937,308
Registered Investment Companies - 55.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund		2.45		17,549,386	[f]	17,549,386
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares		2.55		78,191,972	[f]	78,194,741
					95,744,127
Total Investment Companies (cost $98,432,810)				98,681,435
	Preferred Dividend Yield (%)
Preferred Stocks - .3%
Guernsey - .3%
Doric Nimrod Air Two (cost $536,270)		9.55		187,658		461,271

Exchange-Traded Funds - .6%
United States - .6%
iShares JP Morgan USD Emerging Markets Bond ETF (cost $1,097,207)				10,000		1,098,000
Description	Yield at Date of Purchase (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Short-Term Investments - 3.0%
Argentina - .2%
Argentina Treasury Bills, Treasury Bills	ARS	1.04	7/31/2020	15,309,866	[g]	301,659
Argentina Treasury Bills, Treasury Bills	ARS	35.50	4/30/2020	5,342,862	[g]	122,457
					424,116
Egypt - 1.2%
Egypt Treasury Bills, Treasury Bills, Ser. 273D	EGP	18.14	8/13/2019	12,000,000	[g]	671,813
Egypt Treasury Bills, Treasury Bills, Ser. 364D	EGP	18.10	1/21/2020	2,000,000	[g]	104,513

Description	Yield at Date of Purchase (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Short-Term Investments - 3.0% (continued)
Egypt - 1.2% (continued)
Egypt Treasury Bills, Treasury Bills, Ser. 364D	EGP	16.35	3/3/2020	14,000,000	[g]	719,386
Egypt Treasury Bills, Treasury Bills, Ser. 364D	EGP	17.30	2/4/2020	10,000,000	[g]	519,593
					2,015,305
U.S. Government Securities
U.S. Treasury Bills		2.43	9/12/2019	2,800,000	[g]	2,775,273
Total Short-Term Investments (cost $5,238,035)				5,214,694
Total Investments (cost $158,587,861)				92.1%	158,817,347
Cash and Receivables (Net)				7.9%	13,626,399
Net Assets				100.0%	172,443,746

ADR—American Depository Receipt

BADLAR—Buenos Aires Interbank Offer Rate

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

LIMEAN—London Interbank Mean Rate

ARS—Argentine Peso

BRL—Brazilian Real

CLP—Chilean Peso

COP—Colombian Peso

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities were valued at $10,101,132 or 5.86% of net assets.

d Exercise price is referenced as basis points.

e Non-income producing security.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

g Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	56.1
Foreign/Governmental	10.7
Energy	3.6
Banks	2.8
Health Care	1.9
Closed-end Investment Companies	1.7
Insurance	1.7
Commercial Mortgage Pass-Through Ctfs.	1.6
U.S. Government Securities	1.6
Metals & Mining	1.1
Automobiles & Components	1.0
Agriculture	.8
Commercial & Professional Services	.8
Diversified Financials	.8
Telecommunication Services	.7
Collateralized Loan Obligations	.6
Media	.5
Semiconductors & Semiconductor Equipment	.5
Industrials	.5
Options Purchased	.5
Asset-Backed Certificates	.4
Asset-Backed Ctfs./Credit Cards	.4
Financials	.3
Internet Software & Services	.3
Consumer Staples	.3
Chemicals	.2
Forest Products & Other	.2
Real Estate	.2
Consumer Discretionary	.1
Food Products	.1
Retailing	.1
92.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/18 ($)	Purchases ($)	Sales ($)	Net Realized Gains (Loss) ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	51,804,079	119,116,864	153,371,557	-
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	105,893,457	18,494,181	46,206,629	(3,424)
Total	157,697,536	137,611,045	199,578,186	(3,424)

Registered Investment Companies	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 4/30/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	17,549,386	10.2	376,037
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	17,156	78,194,741	45.3	1,100,791
Total	17,156	95,744,127	55.5	1,476,828

See notes to financial statements.

STATEMENT OF FUTURES
April 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	3	6/19	287,411[a]	292,441	5,030
CAC 40 10 Euro	1	5/19	61,100[a]	62,210	1,110
DAX	1	6/19	336,592[a]	346,322	9,730
Euro 30 Year Bond	2	6/19	409,272[a]	423,382	14,110
Euro Stoxx 50 Dividend	121	12/20	1,667,509[a]	1,684,206	16,697
Euro Stoxx 50 Dividend	22	12/19	291,837[a]	300,050	8,213
Euro Stoxx 50 Dividend	100	12/21	1,355,090[a]	1,349,285	(5,805)
Euro-Bond	26	6/19	4,800,078[a]	4,820,704	20,626
FTSE/MIB Index	6	6/19	717,394[a]	721,985	4,591
Long Gilt	5	6/19	826,866[a]	830,126	3,260
Nikkei Dividend	10	3/21	399,946[a]	412,317	12,371
Standard & Poor's 500 E-mini	9	6/19	1,258,941	1,326,825	67,884
Swiss Market Index	3	6/19	279,209[a]	285,765	6,556
U.S. Treasury Long Bond	3	6/19	436,346	442,406	6,060
U.S. Treasury Ultra Long Bond	15	6/19	2,427,610	2,464,219	36,609
Futures Short
DJ Euro Stoxx 50	38	6/19	1,426,391[a]	1,471,270	(44,879)
Euro 30 Year Bond	2	6/19	410,034[a]	423,382	(13,348)
Euro BTP Italian Government Bond	13	6/19	1,842,766[a]	1,902,211	(59,445)
Euro-Bobl	1	6/19	149,262[a]	149,094	168
Euro-Bond	2	6/19	368,187[a]	370,823	(2,636)
Euro-Schatz	34	6/19	4,265,333[a]	4,268,002	(2,669)
FTSE 100	5	6/19	465,803[a]	480,622	(14,819)
FTSE/MIB Index	9	6/19	1,032,826[a]	1,082,978	(50,152)
Long Gilt	2	6/19	330,382[a]	332,051	(1,669)
Mdax Index	1	6/19	138,344[a]	146,257	(7,913)
Short Term Euro Bond	16	6/19	1,984,514[a]	1,995,551	(11,037)
U.S. Treasury 10 Year Notes	52	6/19	6,352,581	6,430,938	(78,357)
U.S. Treasury 2 Year Notes	29	6/19	6,158,075	6,177,227	(19,152)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short (continued)
U.S. Treasury 5 Year Notes	14	6/19	1,610,688	1,618,969	(8,281)
U.S. Treasury Long Bond	3	6/19	443,219	442,406	813
U.S. Treasury Ultra Long Bond	7	6/19	1,147,024	1,149,969	(2,945)
Gross Unrealized Appreciation				213,828
Gross Unrealized Depreciation				(323,107)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Markit CDX North America High Yield Index Series 32 Contracts 1,800,000, Goldman Sachs	10,600	5/15/19	1,800,000,000	[b]	(26,562)
CAC 40 Index Contracts 12	5,250	6/21/19	630,000	EUR	(36,076)
EURO STOXX 50 Price EUR Index Contracts 58	3,375	6/21/19	1,957,500	EUR	(73,640)
EURO STOXX 50 Price EUR Index Contracts 37	3,400	7/19/19	1,258,000	EUR	(46,271)
FTSE 100 Index Contracts 19	7,475	6/21/19	1,420,250	GBP	(15,733)
FTSE MIB Index Contracts 25	20,000	5/17/19	1,240,000	EUR	(132,279)
Hang Seng China Enterprises Index Contracts 10	12,200	7/30/19	6,100,000	HKD	(5,927)
Ishares 20+ Year Treasury Bond Contracts 133	125	1/17/20	1,662,500		(38,969)
MSCI Emerging Markets Index Contracts 21	1,110	5/17/19	2,331,000		(5,617)
MSCI Emerging Markets Index Contracts 15	1,140	9/20/19	1,710,000		(26,100)
Nikkei 225 Index Contracts 10	22,750	7/12/19	227,500,000	JPY	(32,766)
Nikkei 225 Index Contracts 4	25,500	12/13/19	102,000,000	JPY	(4,848)
S&P 500 Index Contracts 5	2,800	6/21/19	1,400,000		(83,325)
S&P 500 Index Contracts 8	2,885	5/17/19	2,308,000		(55,760)
S&P 500 Index Contracts 8	2,975	7/19/19	2,380,000		(38,240)
S&P 500 Index Contracts 4	3,125	12/20/19	1,250,000		(16,400)
Australian Dollar Contracts 1,000,000, Merrill Lynch, Pierce, Fenner & Smith	0.68	6/5/19	1,000,000		(1,538)
Australian Dollar Contracts 2,200,000, Merrill Lynch, Pierce, Fenner & Smith	0.75	6/6/19	2,200,000	AUD	(208)
Australian Dollar Contracts 2,600,000, Merrill Lynch, Pierce, Fenner & Smith	0.75	5/30/19	2,600,000	AUD	(113)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options: (continued)
Japanese Yen Cross Currency Contracts 1,400,000, J.P. Morgan Securities	127.3	6/21/19	1,400,000	EUR	(4,554)
Japanese Yen Cross Currency Contracts 1,400,000, Citigroup	127.3	6/26/19	1,400,000	EUR	(5,128)
30-Year U.S. Treasury Bonds Contracts 24	145	5/24/19	2,400,000		(63,375)
Put Options:
Markit CDX North America High Yield Index Series 32 Contracts 5,400,000, Morgan Stanley	10,000	9/18/19	5,400,000,000	[b]	(18,209)
Markit CDX North America High Yield Index Series 32 Contracts 1,800,000, Goldman Sachs	10,550	5/15/19	1,800,000,000	[b]	(692)
Markit CDX North America Investment Grade Index Series 32 Contracts 10,800,000, Citigroup	85	6/19/19	10,800,000,000	[b]	(2,230)
CAC 40 Index Contracts 12	5,250	6/21/19	630,000	EUR	(4,894)
EURO STOXX 50 Price EUR Index Contracts 59	2,975	5/17/19	1,755,250	EUR	(331)
EURO STOXX 50 Price EUR Index Contracts 88	2,975	7/19/19	2,618,000	EUR	(8,291)
EURO STOXX 50 Price EUR Index Contracts 58	2,975	6/21/19	1,725,500	EUR	(2,277)
EURO STOXX 50 Price EUR Index Contracts 83	3,000	9/20/19	2,490,000	EUR	(23,925)
EURO STOXX 50 Price EUR Index Contracts 59	3,025	5/17/19	1,784,750	EUR	(463)
EURO STOXX 50 Price EUR Index Contracts 37	3,375	7/19/19	1,248,750	EUR	(23,115)
EURO STOXX 50 Price EUR Index Contracts 1	3,475	6/21/19	34,750	EUR	(816)
FTSE 100 Index Contracts 19	7,400	6/21/19	1,406,000	GBP	(31,218)
FTSE MIB Index Contracts 25	19,500	5/17/19	1,228,500	EUR	(350)
Hang Seng China Enterprises Index Contracts 10	10,800	7/30/19	5,400,000	HKD	(12,620)
Ishares 20+ Year Treasury Bond Contracts 133	119	1/17/20	1,582,700		(28,462)
MSCI Emerging Markets Index Contracts 21	990	5/17/19	2,079,000		(1,155)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options: (continued)
MSCI Emerging Markets Index Contracts 16	990	6/21/19	1,584,000		(6,320)
MSCI Emerging Markets Index Contracts 15	1,000	9/20/19	1,500,000		(30,975)
MSCI Emerging Markets Index Contracts 16	1,000	6/21/19	1,600,000		(7,760)
Nikkei 225 Index Contracts 4	17,000	12/13/19	68,000,000	JPY	(5,386)
Nikkei 225 Index Contracts 16	19,875	6/14/19	318,000,000	JPY	(8,618)
Nikkei 225 Index Contracts 10	20,500	7/12/19	205,000,000	JPY	(17,056)
S&P 500 Index Contracts 4	2,375	12/20/19	950,000		(9,760)
S&P 500 Index Contracts 14	2,545	5/17/19	3,563,000		(1,120)
S&P 500 Index Contracts 8	2,550	5/17/19	2,040,000		(720)
S&P 500 Index Contracts 10	2,575	7/19/19	2,575,000		(9,830)
S&P 500 Index Contracts 18	2,600	9/20/19	4,680,000		(46,980)
S&P 500 Index Contracts 8	2,650	7/19/19	2,120,000		(11,120)
S&P 500 Index Contracts 5	2,800	6/21/19	1,400,000		(8,600)
S&P 500 Index Contracts 2	2,970	6/21/19	594,000		(11,260)
Australian Dollar Contracts 2,600,000, Merrill Lynch, Pierce, Fenner & Smith	0.69	5/30/19	2,600,000	AUD	(4,128)
Australian Dollar Contracts 2,200,000, Merrill Lynch, Pierce, Fenner & Smith	0.69	6/6/19	2,200,000	AUD	(4,525)
Australian Dollar Contracts 1,000,000, Merrill Lynch, Pierce, Fenner & Smith	0.75	6/5/19	1,000,000		(154)
Japanese Yen Contracts 1,800,000, Merrill Lynch, Pierce, Fenner & Smith	108.25	7/9/19	1,800,000		(6,844)
Japanese Yen Cross Currency Contracts 1,400,000, Citigroup	120.5	6/26/19	1,400,000	EUR	(3,518)
Japanese Yen Cross Currency Contracts 1,400,000, J.P. Morgan Securities	120.5	6/21/19	1,400,000	EUR	(3,116)
New Zealand Dollar Contracts 900,000, BNP Paribas	0.695	5/2/19	900,000		-

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options: (continued)
30-Year U.S. Treasury Bonds Contracts 24	143	5/24/19	2,400,000		(1,125)
Total Options Written (premiums received $1,473,053)					(1,091,794)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

b Exercise price is referenced as basis points.

AUD—Australian Dollar

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
Russian Ruble	22,421,078	United States Dollar	349,238	5/16/19	(3,272)
United States Dollar	349,810	Russian Ruble	23,000,000	5/16/19	(5,089)
Euro	1,210,000	United States Dollar	1,372,044	6/14/19	(9,602)
Euro	200,000	British Pound	201,488	5/15/19	(1,488)
Euro	173,340	British Pound	172,949	5/15/19	391
Japanese Yen	59,530,483	United States Dollar	541,086	5/14/19	(6,048)
United States Dollar	180,000	Japanese Yen	19,756,463	5/14/19	2,436
United States Dollar	522,788	South African Rand	7,370,000	6/14/19	10,321
Brazilian Real	3,039,098	United States Dollar	782,077	5/3/19	(7,226)
United States Dollar	521,700	Brazilian Real	2,036,719	5/3/19	2,417
Euro	396,920	United States Dollar	450,000	5/14/19	(4,273)
BNP Paribas
United States Dollar	387,630	Chilean Peso	255,169,000	5/16/19	10,930
Brazilian Real	1,495,041	United States Dollar	380,079	5/3/19	1,098
United States Dollar	379,087	Brazilian Real	1,495,041	6/4/19	(1,163)
Argentine Peso	6,606,254	United States Dollar	141,310	5/16/19	4,359
United States Dollar	358,320	Argentine Peso	15,771,228	5/16/19	10,562
Citigroup
United States Dollar	191,329	Euro	170,000	6/27/19	(306)
South African Rand	5,050,000	United States Dollar	349,075	6/14/19	2,073
Russian Ruble	25,300,000	United States Dollar	389,800	5/16/19	589
United States Dollar	1,350,000	Australian Dollar	1,906,151	5/14/19	5,791
United States Dollar	379,589	Colombian Peso	1,220,000,000	5/16/19	2,592
United States Dollar	450,000	New Zealand Dollar	668,716	5/14/19	3,251
Euro	469,000	United States Dollar	529,833	5/31/19	(2,391)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup (continued)
United States Dollar	482,291	Swiss Franc	480,000	7/11/19	7,906
United States Dollar	450,000	Japanese Yen	49,904,514	5/14/19	1,477
United States Dollar	334,817	Turkish Lira	2,030,000	6/14/19	4,006
United States Dollar	900,000	Euro	798,192	5/14/19	3,658
Mexican Peso	19,700,000	United States Dollar	1,030,481	6/14/19	1,125
United States Dollar	344,717	Mexican Peso	6,594,000	6/14/19	(583)
United States Dollar	3,342,641	Euro	2,935,000	7/11/19	30,019
United States Dollar	124,034	Euro	110,000	5/15/19	497
United States Dollar	101,621	Euro	90,000	5/13/19	563
United States Dollar	6,332,484	British Pound	4,815,000	7/11/19	29,994
Brazilian Real	1,374,160	United States Dollar	345,701	5/3/19	4,656
Goldman Sachs
United States Dollar	685,154	Indian Rupee	48,300,000	5/16/19	(7,831)
Euro	1,465,000	United States Dollar	1,651,164	6/27/19	278
United States Dollar	1,752,024	Indonesian Rupiah	25,404,340,000	5/16/19	(27,350)
Turkish Lira	4,056,000	United States Dollar	683,798	6/14/19	(22,827)
United States Dollar	1,106,012	South African Rand	15,700,000	6/14/19	14,326
United States Dollar	1,643,272	Euro	1,465,000	5/2/19	(161)
Euro	400,000	Japanese Yen	400,354	5/14/19	(354)
Euro	50,100,200	Japanese Yen	50,100,948	5/14/19	(748)
United States Dollar	1,533,501	Colombian Peso	4,778,643,000	5/16/19	56,833
United States Dollar	1,539,869	Japanese Yen	171,375,000	7/11/19	(7,591)
HSBC
United States Dollar	449,999	Japanese Yen	50,225,688	5/14/19	(1,410)
United States Dollar	664,801	Indonesian Rupiah	9,500,000,000	5/16/19	(599)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
Chilean Peso	110,000,000	United States Dollar	164,547	5/16/19	(2,157)
United States Dollar	628,963	Chilean Peso	428,000,000	5/16/19	(2,883)
Brazilian Real	5,192,457	United States Dollar	1,335,034	5/3/19	(11,161)
United States Dollar	1,310,460	Brazilian Real	5,110,000	5/3/19	7,610
Euro	260,000	United States Dollar	295,366	5/15/19	(3,370)
United States Dollar	1,396,019	Euro	1,230,000	5/15/19	14,652
Euro	900,000	United States Dollar	1,016,297	5/31/19	(4,148)
United States Dollar	905,640	Euro	800,000	6/27/19	3,829
New Zealand Dollar	662,328	United States Dollar	450,000	5/14/19	(7,518)
Australian Dollar	3,134,661	United States Dollar	2,244,543	5/14/19	(33,995)
Turkish Lira	635,000	United States Dollar	107,599	6/14/19	(4,119)
United States Dollar	335,012	Turkish Lira	2,029,000	6/14/19	4,363
Japanese Yen	100,272,576	Euro	100,279,688	5/14/19	(7,112)
Japanese Yen	809,952	Euro	800,000	5/14/19	9,952
British Pound	953,000	United States Dollar	1,239,194	5/13/19	4,397
United States Dollar	1,218,811	British Pound	922,000	5/13/19	15,673
South African Rand	8,296,000	United States Dollar	572,780	6/14/19	4,075
Mexican Peso	6,600,000	United States Dollar	345,040	6/14/19	574
Indian Rupee	31,500,000	United States Dollar	451,937	5/14/19	125
United States Dollar	447,189	Indian Rupee	31,500,000	5/14/19	(4,873)
Chinese Yuan Renminbi	5,699,000	United States Dollar	848,851	6/14/19	(2,820)
Indian Rupee	48,300,000	United States Dollar	695,714	5/16/19	(2,729)
United States Dollar	400,000	Euro	358,475	5/14/19	(2,556)
United States Dollar	635,926	Australian Dollar	885,000	7/11/19	10,967
United States Dollar	227,369	Euro	200,000	5/15/19	2,757

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
Argentine Peso	7,356,651	United States Dollar	170,688	5/16/19	(8,473)
United States Dollar	538,556	Russian Ruble	35,800,000	5/16/19	(13,852)
Euro	1,157,000	United States Dollar	1,314,413	6/13/19	(11,762)
United States Dollar	600,962	Peruvian Nuevo Sol	2,000,000	5/16/19	(3,439)
Colombian Peso	3,350,000,000	United States Dollar	1,053,122	5/16/19	(17,925)
United States Dollar	751,880	Colombian Peso	2,400,000,000	5/16/19	10,246
United States Dollar	351,281	Thai Baht	11,200,000	6/14/19	104
British Pound	225,000	United States Dollar	290,392	5/15/19	3,248
J.P. Morgan Securities
Brazilian Real	1,373,099	United States Dollar	345,260	5/3/19	4,826
United States Dollar	1,355,854	Brazilian Real	5,327,135	5/3/19	(2,357)
Chilean Peso	232,000,000	United States Dollar	343,933	5/16/19	(1,437)
United States Dollar	341,662	Chilean Peso	227,000,000	5/16/19	6,547
Merrill Lynch, Pierce, Fenner & Smith
Australian Dollar	800,000	United States Dollar	569,362	7/11/19	(4,427)
United States Dollar	631,993	Argentine Peso	28,810,075	5/16/19	(3,274)
Swedish Krona	750,000	United States Dollar	81,025	5/15/19	(1,957)
United States Dollar	518,869	Polish Zloty	2,000,000	6/14/19	(5,211)
Euro	230,000	United States Dollar	261,489	5/15/19	(3,185)
United States Dollar	1,316,763	Euro	1,160,000	5/15/19	14,011
Indonesian Rupiah	6,850,000,000	United States Dollar	476,455	5/16/19	3,333
Euro	400,000	Japanese Yen	400,354	5/14/19	(354)
Euro	50,144,847	Japanese Yen	50,146,000	5/14/19	(1,153)
Japanese Yen	99,839,403	United States Dollar	900,000	5/14/19	(2,681)
United States Dollar	450,000	Japanese Yen	49,928,040	5/14/19	1,266
British Pound	485,000	United States Dollar	634,407	5/15/19	(1,450)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Merrill Lynch, Pierce, Fenner & Smith (continued)
United States Dollar	1,316,803	British Pound	1,010,000	5/15/19	(1,314)
Russian Ruble	22,421,078	United States Dollar	349,646	5/16/19	(3,680)
United States Dollar	343,130	Russian Ruble	23,000,000	5/16/19	(11,769)
South African Rand	24,975,000	United States Dollar	1,721,758	6/14/19	14,858
United States Dollar	1,072,645	South African Rand	15,169,000	6/14/19	17,881
Canadian Dollar	1,805,577	United States Dollar	1,350,000	5/14/19	(1,762)
United States Dollar	1,350,000	Canadian Dollar	1,816,295	5/14/19	(6,241)
Australian Dollar	1,269,627	United States Dollar	900,000	5/14/19	(4,665)
United States Dollar	900,000	Australian Dollar	1,270,167	5/14/19	4,284
Chilean Peso	596,000,000	United States Dollar	892,504	5/16/19	(12,643)
United States Dollar	948,460	Chilean Peso	635,000,000	5/16/19	11,025
Euro	860,000	United States Dollar	976,582	5/31/19	(9,417)
Euro	575,000	United States Dollar	650,066	7/11/19	(1,086)
United States Dollar	2,413,747	Mexican Peso	46,235,000	6/14/19	(7,385)
Swiss Franc	80,000	United States Dollar	79,280	5/15/19	(656)
United States Dollar	2,219,467	Euro	1,957,000	6/27/19	13,411
United States Dollar	845,636	Chinese Yuan Renminbi	5,699,000	6/14/19	(395)
Swiss Franc	440,000	United States Dollar	434,178	7/11/19	675
Japanese Yen	120,000,000	United States Dollar	1,078,599	7/11/19	4,962
Euro	530,667	United States Dollar	591,944	5/14/19	3,977
United States Dollar	899,642	Euro	792,452	5/14/19	9,745
Morgan Stanley
United States Dollar	7,391,233	Euro	6,495,000	5/31/19	86,891
United States Dollar	5,284,852	British Pound	3,957,000	5/13/19	121,275
Peruvian Nuevo Sol	1,310,000	United States Dollar	394,698	5/16/19	1,185

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Morgan Stanley (continued)
United States Dollar	100,130	British Pound	76,057	5/14/19	876
United States Dollar	1,101,768	Thai Baht	35,039,000	6/14/19	3,117
United States Dollar	2,032,005	Euro	1,792,000	6/14/19	14,240
RBC Capital Markets
United States Dollar	900,000	Australian Dollar	1,262,535	5/14/19	9,667
United States Dollar	297,344	Euro	260,000	5/15/19	5,348
Japanese Yen	49,318,020	United States Dollar	450,000	5/14/19	(6,748)
Toronto Dominion Bank
Japanese Yen	50,423,000	Euro	50,424,857	5/14/19	(1,857)
Japanese Yen	405,854	Euro	400,000	5/14/19	5,854
Gross Unrealized Appreciation					666,647
Gross Unrealized Depreciation					(354,981)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
April 30, 2019 (Unaudited)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Euribor 1 Month Act/360	Grifols Sa	J.P. Morgan Securities	11/4/20	2,075,274	(133,074)
Applied Graphene Materials Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	39,778	(6,390)
Electra Private Equity Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	64,015	(5,891)
Land Securities Group Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	28,802	1,670
London Stock Exchange Group Pl	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	7,192	554
Rsa Insurance Group Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	564,722	28,674
Land Securities Group Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	30,150	1,031
Rsa Insurance Group Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	115,910	1,164
Euribor 1 Month Act/360	Relx Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	69,555	(3,627)
Ice Libor Chf 1 Month	Temenos Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	262,508	(40,204)
Roche Holding Ag	Ice Libor Chf 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	147,619	(2,537)
Euribor 1 Month Act/360	Bankinter Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	56,156	(1,601)
Euribor 1 Month Act/360	Eni Spa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	88,005	(256)
Eurofins Scientific Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	48,507	7,258
Merlin Properties Socimi Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	355,117	24,598
Nexity Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	36,090	(1,068)
Vivendi Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	453,082	34,036

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Euribor 1 Month Act/360	Adidas Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	57,045	(7,614)
Liberbank Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	15,412	(224)
Sap Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	67,598	12,025
Dermapharm Holding Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	226,942	32,283
Euribor 1 Month Act/360	Veolia Environnement Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	198,628	(17,993)
Deutsche Boerse Ag	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	444,350	26,780
Euribor 1 Month Act/360	Technipfmc Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	79,331	(3,742)
Euribor 1 Month Act/360	Relx Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	190,307	(10,722)
Alstom Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	245,378	10,362
Euribor 1 Month Act/360	Kaufman & Broad Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	137,281	(1,178)
Sherborne Investors Guernsey B	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	43,529	(2,431)
Taylor Wimpey Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	251,810	23,256
Bellway Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	89,277	8,842
Wm Morrison Supermarkets Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	34,415	(3,326)
Ice Libor Gbp 1 Month	Vodafone Group Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	146,414	185
Ice Libor Gbp 1 Month	Barclays Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	130,675	(4,865)
Ice Libor Gbp 1 Month	Barratt Developments Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	540,291	(35,591)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Blue Prism Group Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	22,797	7,808
Londonmetric Property Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	5,178	355
Stockholm Interbank Offered Ra	Atlas Copco Ab	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	40,532	(6,256)
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	45,951	7,042
Euribor 1 Month Act/360	Koninklijke Ahold Delhaize Nv	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	105,665	7,057
Fresenius Medical Care Ag & Co	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	125,945	7,179
Nexity Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	40,998	1,904
Land Securities Group Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	41,319	2,135
Scor Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	213,694	(16,117)
Euribor 1 Month Act/360	Koninklijke Ahold Delhaize Nv	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	26,404	1,802
Fresenius Medical Care Ag & Co	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	31,528	1,875
Scor Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	102,973	(7,863)
Scor Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	102,973	(8,063)
Fresenius Medical Care Ag & Co	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	52,463	3,085
Euribor 1 Month Act/360	Koninklijke Ahold Delhaize Nv	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	44,023	2,927
Sap Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	121,830	21,544
Scor Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	9,543	(720)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Scor Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	32,462	(2,592)
Meggitt Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	184,573	2,027
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	16,861	338
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	1,107	135
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	22,975	2,791
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	58,232	1,235
Eurofins Scientific Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	14,644	1,527
Eurofins Scientific Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	22,881	2,367
Sap Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	37,911	6,595
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	33,909	3,111
Ice Libor Gbp 1 Month	Greggs Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	14,903	85
Ice Libor Gbp 1 Month	Greggs Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	19,965	184
Fresenius Medical Care Ag & Co	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	42,038	3,157
Euribor 1 Month Act/360	Koninklijke Ahold Delhaize Nv	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	35,214	2,130
Ice Libor Gbp 1 Month	Greggs Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	98,723	274
Ice Libor Chf 1 Month	Temenos Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	50,374	(6,844)
Vivendi Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	45,381	734

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Sony Corp	Us 1 Month Libor	J.P. Morgan Securities	11/4/20	236,739	10,674
Ice Libor Gbp 1 Month	Greggs Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	52,185	(455)
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	31,141	2,697
Sony Corp	Us 1 Month Libor	J.P. Morgan Securities	11/4/20	115,851	5,805
Eurofins Scientific Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	54,914	4,990
Eurofins Scientific Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	65,439	7,453
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	26,851	2,477
Euribor 1 Month Act/360	Eni Spa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	39,241	(79)
Euribor 1 Month Act/360	Technipfmc Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	42,257	(4,458)
Euribor 1 Month Act/360	Eni Spa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	28,470	(21)
Euribor 1 Month Act/360	Technipfmc Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	30,353	(3,215)
Ontex Group Nv	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	64,116	9,897
Euribor 1 Month Act/360	Koninklijke Ahold Delhaize Nv	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	49,078	2,132
Ontex Group Nv	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	12,235	2,115
Euribor 1 Month Act/360	Koninklijke Ahold Delhaize Nv	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	9,844	493
Ice Libor Gbp 1 Month	Barratt Developments Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	153,418	1,349
Scor Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	9,094	(712)
Scor Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	18,229	(1,443)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Ice Libor Chf 1 Month	Temenos Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	62,676	(8,447)
Sony Corp	Us 1 Month Libor	J.P. Morgan Securities	11/4/20	196,443	17,092
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	35,432	3,541
Wm Morrison Supermarkets Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	6,974	(297)
Ice Libor Gbp 1 Month	Greggs Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	5,718	13
Ice Libor Gbp 1 Month	Greggs Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	58,934	145
Fresenius Medical Care Ag & Co	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	62,972	4,584
Euribor 1 Month Act/360	Koninklijke Ahold Delhaize Nv	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	52,833	2,794
Euribor 1 Month Act/360	L'Oreal Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	51,682	(2,061)
Sony Corp	Us 1 Month Libor	J.P. Morgan Securities	11/4/20	60,444	4,893
Alstom Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	43,923	841
Vivendi Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	59,221	(244)
Vivendi Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	42,218	(199)
Melrose Industries Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	71,850	3,631
Euribor 1 Month Act/360	Valeo Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	26,322	(3,530)
Euribor 1 Month Act/360	Continental Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	20,660	(303)
Alstom Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	61,773	(254)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Euribor 1 Month Act/360	Faurecia Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	1,930	(143)
Melrose Industries Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	26,691	1,800
Melrose Industries Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	38,029	2,509
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	16,609	1,398
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	38,754	3,266
Sony Corp	Us 1 Month Libor	J.P. Morgan Securities	11/4/20	70,518	9,390
Hunting Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	20,960	(1,320)
Hunting Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	25,123	(1,796)
Ice Libor Gbp 1 Month	John Wood Group Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	10,344	2,305
Ice Libor Gbp 1 Month	John Wood Group Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	21,566	4,782
Ice Libor Gbp 1 Month	John Wood Group Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	35,382	7,742
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	1,799	150
Wendel Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	2,907	245
Ice Libor Gbp 1 Month	Greggs Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	26,104	922
Ice Libor Gbp 1 Month	Greggs Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	20,574	513
Euribor 1 Month Act/360	Continental Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	11,404	(554)
Euribor 1 Month Act/360	Continental Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	10,082	(482)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Euribor 1 Month Act/360	Valeo Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	21,784	(3,906)
Euribor 1 Month Act/360	Faurecia Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	13,712	(2,117)
Euribor 1 Month Act/360	Faurecia Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	6,602	(1,023)
Melrose Industries Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	41,285	3,469
Melrose Industries Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	16,514	1,390
Melrose Industries Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	100,402	8,273
Smiths Group Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	4,149	184
Euribor 1 Month Act/360	Kaufman & Broad Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	50,134	(1,995)
Euribor 1 Month Act/360	Adidas Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	76,574	(6,654)
Euribor 1 Month Act/360	L'Oreal Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	65,977	(2,834)
Ice Libor Gbp 1 Month	Barclays Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	74,977	(4,679)
Ice Libor Chf 1 Month	Temenos Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	83,790	(14,458)
London Stock Exchange Group Pl	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	65,383	5,926
Euribor 1 Month Act/360	L'Oreal Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	86,045	(2,414)
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	58,683	3,183
Taylor Wimpey Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	74,729	1,295
Euribor 1 Month Act/360	Umicore Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	27,706	4,090

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Euribor 1 Month Act/360	Umicore Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	116,086	17,590
Euribor 1 Month Act/360	Umicore Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	15,788	2,442
Ice Libor Gbp 1 Month	Aviva Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	75,049	(3,674)
Ice Libor Gbp 1 Month	Aviva Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	36,964	(1,840)
Roche Holding Ag	Ice Libor Chf 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	173,979	(2,467)
Smiths Group Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	3,196	235
Smiths Group Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	1,410	66
Smiths Group Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	19,556	871
Ice Libor Gbp 1 Month	Legal & General Group Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	49,381	(157)
Ice Libor Gbp 1 Month	Legal & General Group Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	69,609	(222)
Ice Libor Gbp 1 Month	Legal & General Group Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	34,804	(111)
Meggitt Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	11,791	514
Meggitt Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	4,501	194
Meggitt Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	696	29
Meggitt Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	27,452	1,117
Stockholm Interbank Offered Ra	Atlas Copco Ab	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	21,541	(2,371)
Meggitt Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	15,902	659

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Ice Libor Gbp 1 Month	Legal & General Group Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	51,332	556
Stockholm Interbank Offered Ra	Atlas Copco Ab	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	45,288	(4,127)
Smiths Group Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	46,219	1,023
	Barclays Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	4,751	(5,083)
Ice Libor Gbp 1 Month	Vodafone Group Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	58,682	(332)
Rsa Insurance Group Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	51,269	1,323
Roche Holding Ag	Ice Libor Chf 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	66,692	(1,264)
Ice Libor Chf 1 Month	Novartis Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	61,655	1,802
Red Electrica Corp Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	83,180	(1,118)
Red Electrica Corp Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	40,387	(592)
Aena Sme Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	76,964	918
Aena Sme Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	20,586	225
Euribor 1 Month Act/360	Umicore Sa	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	54,831	10,552
Telefonica Deutschland Holding	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	64,210	4,172
Aena Sme Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	14,651	176
Melrose Industries Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	102,831	5,318
Scor Se	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	70,552	(4,426)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Hastings Group Holdings Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	59,278	(11,737)
Rsa Insurance Group Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	166,571	1,586
Aena Sme Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	16,135	14
Telefonica Deutschland Holding	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	32,186	1,059
Ice Libor Chf 1 Month	Sgs Sa	Barclays Capital	1/13/21	255,982	(8,953)
Euribor 1 Month Act/360	Colruyt Sa	Barclays Capital	1/13/21	105,444	1,910
Danone Sa	Euribor 1 Month Act/360	Barclays Capital	1/13/21	510,374	18,999
Recordati Spa	Euribor 1 Month Act/360	Barclays Capital	1/13/21	303,152	(2,513)
Anima Holding Spa	Euribor 1 Month Act/360	Barclays Capital	1/13/21	175,915	(1,480)
Euribor 1 Month Act/360	Azimut Holding Spa	Barclays Capital	1/13/21	219,836	(23,863)
Banca Generali Spa	Euribor 1 Month Act/360	Barclays Capital	1/13/21	300,848	15,079
Compass Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	194,808	(5,668)
Experian Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	46,422	670
Hargreaves Lansdown Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	141,476	8,036
Ice Libor Gbp 1 Month	Intertek Group Plc	Barclays Capital	1/13/21	184,805	(6,185)
Associated British Foods Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	15,417	187
Balfour Beatty Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	580,314	(33,972)
Berkeley Group Holdings Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	329,917	(6,370)
Ice Libor Gbp 1 Month	British Land Co Plc/The	Barclays Capital	1/13/21	44,770	1,003
Ice Libor Gbp 1 Month	Direct Line Insurance Group Pl	Barclays Capital	1/13/21	317,360	9,117
Ferguson Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	121,871	2,417
Ice Libor Gbp 1 Month	J D Wetherspoon Plc	Barclays Capital	1/13/21	210,390	(4,883)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Ice Libor Gbp 1 Month	Mondi Plc	Barclays Capital	1/13/21	197,245	14,007
Ice Libor Gbp 1 Month	Persimmon Plc	Barclays Capital	1/13/21	300,584	6,644
Ice Libor Gbp 1 Month	Schroders Plc	Barclays Capital	1/13/21	315,101	(9,793)
Ice Libor Gbp 1 Month	Imi Plc	Barclays Capital	1/13/21	244,313	(8,445)
Imperial Brands Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	94,248	(2,766)
Ice Libor Gbp 1 Month	Easyjet Plc	Barclays Capital	1/13/21	37,930	(401)
Johnson Matthey Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	480,922	(3,651)
Weir Group Plc/The	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	183,939	(9,997)
Ice Libor Gbp 1 Month	Halma Plc	Barclays Capital	1/13/21	138,564	(6,097)
Ice Libor Gbp 1 Month	Electrocomponents Plc	Barclays Capital	1/13/21	35,038	(1,709)
Shaftesbury Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	19,535	(99)
Aveva Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	80,845	1,806
Ice Libor Gbp 1 Month	Cobham Plc	Barclays Capital	1/13/21	135,316	(797)
Coca-Cola Hbc Ag	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	333,550	14,599
Ice Libor Gbp 1 Month	Scottish Mortgage Investment T	Barclays Capital	1/13/21	25,591	102
Hastings Group Holdings Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	395,352	(68,534)
Ice Libor Gbp 1 Month	Admiral Group Plc	Barclays Capital	1/13/21	196,525	3,158
Segro Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	250,802	(247)
Rotork Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	129,702	(1,341)
National Grid Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	293,273	6,481
Wizz Air Holdings Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	146,131	6,091
Intermediate Capital Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	126,944	1,024
Serco Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	197,007	80

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Wpp Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	264,233	23,222
Ice Libor Gbp 1 Month	Jupiter Fund Management Plc	Barclays Capital	1/13/21	250,911	4,259
Ds Smith Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	217,481	767
Ashmore Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	21,505	179
Next Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	22,557	578
Sse Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	35,177	309
Unilever Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	5,223	327
Volvo Ab	Stockholm Interbank Offered Ra	Barclays Capital	1/13/21	288,086	9,277
Copenhagen Interbank Offered R	Carlsberg A/S	Barclays Capital	1/13/21	177,093	(2,644)
Ice Libor Chf 1 Month	Nestle Sa	Barclays Capital	1/13/21	505,767	(13,198)
Logitech International Sa	Ice Libor Chf 1 Month	Barclays Capital	1/13/21	339,184	(11,846)
Osram Licht Ag	Euribor 1 Month Act/360	Barclays Capital	1/13/21	270,400	(20,296)
Rwe Ag	Euribor 1 Month Act/360	Barclays Capital	1/13/21	192,844	(7,274)
Ice Libor Gbp 1 Month	Hsbc Holdings Plc	Barclays Capital	1/13/21	360,956	(4,479)
Ice Libor Gbp 1 Month	International Consolidated Air	Barclays Capital	1/13/21	49,328	(176)
Ice Libor Gbp 1 Month	Hsbc Holdings Plc	Barclays Capital	1/13/21	101,778	(1,330)
Ashmore Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	27,712	(532)
Ashmore Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	2,215	(36)
Ice Libor Gbp 1 Month	Galliford Try Plc	Barclays Capital	1/13/21	2,983	349
Euribor 1 Month Act/360	Fiat Chrysler Automobiles Nv	Barclays Capital	1/13/21	119,043	6,178
Swiss Re Ag	Ice Libor Chf 1 Month	Barclays Capital	1/13/21	488,881	(20,042)
Roche Holding Ag	Ice Libor Chf 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	108,605	(1,945)
Ice Libor Gbp 1 Month	British American Tobacco Plc	Barclays Capital	1/13/21	18,988	780

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Next Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	6,993	(23)
Next Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	68,196	(278)
Ryanair Holdings Plc	Euribor 1 Month Act/360	Barclays Capital	1/13/21	202,224	(5,781)
Telefonica Deutschland Holding	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	56,511	1,023
Aena Sme Sa	Euribor 1 Month Act/360	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	20,400	906
Ice Libor Chf 1 Month	Novartis Ag	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	75,538	(3,641)
Man Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	78,109	1,822
Ice Libor Gbp 1 Month	Jupiter Fund Management Plc	Barclays Capital	1/13/21	35,823	2,200
Ice Libor Gbp 1 Month	Jupiter Fund Management Plc	Barclays Capital	1/13/21	28,130	1,467
Euribor 1 Month Act/360	Basf Se	J.P. Morgan Securities	11/4/20	73,418	886
Euribor 1 Month Act/360	Fiat Chrysler Automobiles Nv	Barclays Capital	1/13/21	39,404	2,386
Diageo Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	130,374	3,894
Euribor 1 Month Act/360	Enagas Sa	Barclays Capital	1/13/21	17,948	(64)
Aveva Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	13,561	250
Man Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	51,037	995
Ice Libor Gbp 1 Month	Jupiter Fund Management Plc	Barclays Capital	1/13/21	24,514	1,325
Ssp Group Plc	Ice Libor Gbp 1 Month	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	14,158	(250)
Experian Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	47,090	32
Experian Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	54,459	41
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	51,758	908
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	41,762	766
Diageo Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	105,412	1,927

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Unilever Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	36,501	1,340
Ice Libor Gbp 1 Month	Jupiter Fund Management Plc	Barclays Capital	1/13/21	18,122	995
Man Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	27,072	364
Euribor 1 Month Act/360	Azimut Holding Spa	Barclays Capital	1/13/21	47,504	(2,125)
Euribor 1 Month Act/360	Azimut Holding Spa	Barclays Capital	1/13/21	57,478	(2,614)
Euribor 1 Month Act/360	Enagas Sa	Barclays Capital	1/13/21	667,118	(3,311)
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	3,673	39
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	40,979	370
Ice Libor Gbp 1 Month	Hsbc Holdings Plc	Barclays Capital	1/13/21	203,817	(646)
National Grid Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	109,027	1,639
Unilever Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	790	20
Unilever Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	35,347	866
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	30,802	127
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	14,001	114
Euribor 1 Month Act/360	Enagas Sa	Barclays Capital	1/13/21	22,791	(535)
Ice Libor Gbp 1 Month	Schroders Plc	Barclays Capital	1/13/21	85,073	389
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	4,848	44
Ice Libor Gbp 1 Month	British American Tobacco Plc	Barclays Capital	1/13/21	77,979	901
Ice Libor Gbp 1 Month	British American Tobacco Plc	Barclays Capital	1/13/21	53,026	463
Diageo Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	48,279	701
Man Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	3,764	(8)
Man Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	6,673	(25)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Man Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	45,946	(135)
Ice Libor Gbp 1 Month	Bunzl Plc	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	39,323	233
National Grid Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	109,027	516
Diageo Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	105,412	1,070
Ice Libor Gbp 1 Month	Easyjet Plc	Barclays Capital	1/13/21	27,128	(190)
Ice Libor Gbp 1 Month	Easyjet Plc	Barclays Capital	1/13/21	30,754	(207)
Ice Libor Gbp 1 Month	Easyjet Plc	Barclays Capital	1/13/21	33,151	(187)
Wizz Air Holdings Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	44,336	(277)
Man Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	29,179	(137)
Ice Libor Chf 1 Month	Partners Group Holding Ag	Morgan Stanley	6/26/20	125,052	389
Ice Libor Chf 1 Month	Swiss Life Holding Ag	Morgan Stanley	6/26/20	305,623	(583)
Ice Libor Chf 1 Month	Zurich Insurance Group Ag	Morgan Stanley	6/26/20	197,692	420
Euribor 1 Month Act/360	Bnp Paribas Sa	Morgan Stanley	6/26/20	97,659	(1,129)
Technicolor Sa	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	67,087	(251)
Euribor 1 Month Act/360	Assicurazioni Generali Spa	Morgan Stanley	6/26/20	701,036	(2,444)
Pernod Ricard Sa	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	368,519	(948)
Abn Amro Group Nv	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	732,599	6,640
Bawag Group Ag	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	447,953	(1,241)
Bankia Sa	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	355,187	14,122
Euribor 1 Month Act/360	Caixabank Sa	Morgan Stanley	6/26/20	143,535	(3)
Exor Nv	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	380,428	(4,485)
Liberbank Sa	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	884,278	7,177
Mapfre Sa	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	351,531	5,652
Banco De Sabadell Sa	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	50,929	1,106

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Euribor 1 Month Act/360	Sodexo Sa	Morgan Stanley	6/26/20	313,660	5,056
Tenaris Sa	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	368,199	(3,865)
Euribor 1 Month Act/360	Telecom Italia Spa/Milano	Morgan Stanley	6/26/20	141,634	196
Telecom Italia Spa/Milano	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	400,034	3,529
Volkswagen Ag	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	378,739	(1,758)
Commerzbank Ag	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	348,577	5,048
Metso Oyj	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	267,741	(2,418)
Aalberts Industries Nv	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	385,298	3,194
Euribor 1 Month Act/360	Tkh Group Nv	Morgan Stanley	6/26/20	119,963	(1,054)
Euribor 1 Month Act/360	Hugo Boss Ag	Morgan Stanley	6/26/20	257,959	(2,495)
Ageas	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	687,406	5,121
Euribor 1 Month Act/360	Telefonica Sa	Morgan Stanley	6/26/20	151,810	630
Applus Services Sa	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	261,398	936
Euribor 1 Month Act/360	Seb Sa	Morgan Stanley	6/26/20	198,970	(2,076)
Nokia Oyj	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	91,115	(1,840)
Euribor 1 Month Act/360	Axa Sa	Morgan Stanley	6/26/20	294,554	(1,173)
Euribor 1 Month Act/360	Kbc Group Nv	Morgan Stanley	6/26/20	305,078	(1,762)
Euribor 1 Month Act/360	Intesa Sanpaolo Spa	Morgan Stanley	6/26/20	200,546	(4,466)
Stockholm Interbank Offered Ra	Telefonaktiebolaget Lm Ericsso	Morgan Stanley	6/26/20	283,282	3,733
Stockholm Interbank Offered Ra	Nordea Bank Abp	Morgan Stanley	6/26/20	188,899	9,651
Stockholm Interbank Offered Ra	Skf Ab	Morgan Stanley	6/26/20	226,804	319
Stockholm Interbank Offered Ra	Electrolux Ab	Morgan Stanley	6/26/20	215,069	11,059

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Copenhagen Interbank Offered R	Flsmidth & Co A/S	Morgan Stanley	6/26/20	70,751	(1,611)
Norway Ibor 1M	Dnb Asa	Morgan Stanley	6/26/20	302,405	5,576
Euribor 1 Month Act/360	Intesa Sanpaolo Spa	Morgan Stanley	6/26/20	104,847	(180)
Mediobanca Banca Di Credito Fi	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	54,585	(490)
Mediobanca Banca Di Credito Fi	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	39,673	(436)
Mediobanca Banca Di Credito Fi	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	160,121	(2,264)
Ice Libor Chf 1 Month	Julius Baer Group Ltd	Morgan Stanley	6/26/20	32,877	417
Ice Libor Chf 1 Month	Julius Baer Group Ltd	Morgan Stanley	6/26/20	111,743	1,281
Ice Libor Gbp 1 Month	Glencore Plc	J.P. Morgan Securities	11/4/20	101,401	(234)
Ice Libor Gbp 1 Month	Glencore Plc	J.P. Morgan Securities	11/4/20	41,473	(184)
Ice Libor Gbp 1 Month	Glencore Plc	J.P. Morgan Securities	11/4/20	71,437	(587)
Ice Libor Gbp 1 Month	Glencore Plc	J.P. Morgan Securities	11/4/20	71,437	(898)
Euribor 1 Month Act/360	Azimut Holding Spa	Barclays Capital	1/13/21	56,529	(28)
Rio Tinto Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	145,559	588
Rio Tinto Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	72,780	241
Rio Tinto Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	72,780	282
Euribor 1 Month Act/360	Muenchener Rueckversicherungs-	Morgan Stanley	6/26/20	320,150	(881)
Ice Libor Gbp 1 Month	London Stock Exchange Group Pl	J.P. Morgan Securities	11/4/20	72,575	(45)
Hikma Pharmaceuticals Plc	Ice Libor Gbp 1 Month	J.P. Morgan Securities	11/4/20	47,932	176
Ice Libor Gbp 1 Month	Intertek Group Plc	Barclays Capital	1/13/21	47,370	84
Man Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	31,141	(31)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Man Group Plc	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	36,731	(159)
Euribor 1 Month Act/360	Intesa Sanpaolo Spa	Morgan Stanley	6/26/20	48,995	(4)
Euribor 1 Month Act/360	Intesa Sanpaolo Spa	Morgan Stanley	6/26/20	59,417	(4)
Ice Libor Gbp 1 Month	Croda International Plc	Barclays Capital	1/13/21	197,596	5
Sx5E Dividend Fut Dec19		Merrill Lynch, Pierce, Fenner & Smith	12/20/19	327,328	63,797
Sx5E Dividend Fut Dec19		Merrill Lynch, Pierce, Fenner & Smith	12/20/19	627,378	106,799
Ice Libor Gbp 1 Month	Ftse 350 Util Ix	J.P. Morgan Securities	11/4/20	70,174	2,336
Ice Libor Gbp 1 Month	Ftse 350 Util Ix	J.P. Morgan Securities	11/4/20	108,917	4,768
Ice Libor Gbp 1 Month	Ftse 350 Reits	J.P. Morgan Securities	11/4/20	84,271	(1,821)
Ice Libor Gbp 1 Month	Ftse 350 Aerospace & Defense I	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	6,290	278
Us 1 Month Libor	Phila Semiconductor Indx	J.P. Morgan Securities	11/4/20	32,680	(4,008)
Us 1 Month Libor	Phila Semiconductor Indx	J.P. Morgan Securities	11/4/20	82,478	(11,314)
Ice Libor Gbp 1 Month	Ftse 350 Util Ix	J.P. Morgan Securities	11/4/20	44,590	1,592
Euribor 1 Month Act/360	Stxe 600 Food&Bevrg Eur Pr	J.P. Morgan Securities	11/4/20	107,859	(5,567)
Us 1 Month Libor	Phila Semiconductor Indx	J.P. Morgan Securities	11/4/20	158,730	(21,120)
Us 1 Month Libor	Phila Semiconductor Indx	J.P. Morgan Securities	11/4/20	154,062	(19,269)
Ice Libor Gbp 1 Month	Ftse 350 Aerospace & Defense I	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	62,900	(482)
Us 1 Month Libor	Phila Semiconductor Indx	J.P. Morgan Securities	11/4/20	82,478	(8,840)
Ice Libor Gbp 1 Month	Jpinukvt Index	J.P. Morgan Securities	11/4/20	26,378	(867)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Ice Libor Gbp 1 Month	Ftse 350 Aerospace & Defense I	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	62,900	(1,741)
Ice Libor Gbp 1 Month	Ftse 350 Support Serv Ix	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	76,905	(4,873)
Ice Libor Gbp 1 Month	Ftse 350 Support Serv Ix	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	21,973	(1,840)
Euribor 1 Month Act/360	Jpm Idex Eur Cg Pr 2	J.P. Morgan Securities	11/4/20	17,394	(1,414)
Ice Libor Gbp 1 Month	Ftse 350 Util Ix	J.P. Morgan Securities	11/4/20	46,783	1,658
Ice Libor Gbp 1 Month	Jpinhome	J.P. Morgan Securities	11/4/20	10,678	(181)
Ice Libor Gbp 1 Month	Ftse 350 Util Ix	J.P. Morgan Securities	11/4/20	49,707	1,262
Euribor 1 Month Act/360	Jpm Idex Eur Cg Pr 2	J.P. Morgan Securities	11/4/20	28,552	(2,098)
Ice Libor Gbp 1 Month	Ftse 350 Reits	J.P. Morgan Securities	11/4/20	68,949	(153)
Ice Libor Gbp 1 Month	Jpinukco	J.P. Morgan Securities	11/4/20	369	(11)
Ice Libor Gbp 1 Month	Jpinhome	J.P. Morgan Securities	11/4/20	51,308	(986)
Euribor 1 Month Act/360	Stxe 600 Media Eur Pr	J.P. Morgan Securities	11/4/20	54,373	(2,610)
Ice Libor Gbp 1 Month	Jpinukbp	J.P. Morgan Securities	11/4/20	26,017	211
Jpingrow_Index	Euribor 1 Month Act/360	J.P. Morgan Securities	11/4/20	283,909	5,219
Euribor 1 Month Act/360	Stxe 600 Media Eur Pr	J.P. Morgan Securities	11/4/20	99,013	(3,497)
Ice Libor Gbp 1 Month	Ftse 350 Reits	J.P. Morgan Securities	11/4/20	95,762	(102)
Ice Libor Gbp 1 Month	Ftse 350 Gen Retail Indx	J.P. Morgan Securities	11/4/20	15,144	(463)
Ice Libor Gbp 1 Month	Jpinukos Index	J.P. Morgan Securities	11/4/20	51,299	460
Euribor 1 Month Act/360	Estx Utilities Eur Pr	J.P. Morgan Securities	11/4/20	99,517	265
Ice Libor Gbp 1 Month	Jpinukos Index	J.P. Morgan Securities	11/4/20	51,299	(241)
Ice Libor Gbp 1 Month	Jpinhome	J.P. Morgan Securities	11/4/20	49,921	818
Ice Libor Gbp 1 Month	Jpinukbp	J.P. Morgan Securities	11/4/20	66,285	(938)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Ice Libor Gbp 1 Month	Ftse 350 Util Ix	J.P. Morgan Securities	11/4/20	80,408	(1,365)
Ice Libor Gbp 1 Month	Ftse 350 Gen Retail Indx	J.P. Morgan Securities	11/4/20	60,575	(1,481)
Euribor 1 Month Act/360	Estx Utilities Eur Pr	J.P. Morgan Securities	11/4/20	100,918	(764)
Euribor 1 Month Act/360	Jpm Idex Eur Cg Pr 2	J.P. Morgan Securities	11/4/20	106,049	(2,617)
Euribor 1 Month Act/360	Stxe 600 Indugd&Ser Eur Pr	Barclays Capital	1/13/21	795,199	(19,483)
	Ice Libor Gbp 1 Month	Barclays Capital	1/13/21	-	(1,752)
Ice Libor Gbp 1 Month	Ftse 250 Index	Merrill Lynch, Pierce, Fenner & Smith	1/13/21	336,070	(1,844)
Ice Libor Gbp 1 Month	Ftse 350 Indus Engnrg Ix	Barclays Capital	1/13/21	16,995	(54)
Euribor 1 Month Act/360	Estx Banks Eur Pr	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	136,139	4,237
Euribor 1 Month Act/360	Stxe 600 Healthcare Eur Pr	J.P. Morgan Securities	11/4/20	99,974	(2,278)
Ice Libor Gbp 1 Month	Ftse 350 Fin Services	J.P. Morgan Securities	11/4/20	128,260	(938)
Stxe 600 Technology Eur Pr	Euribor 1 Month Act/360	Barclays Capital	1/13/21	372,074	17,331
Ice Libor Gbp 1 Month	Ftse 350 Indus Engnrg Ix	Barclays Capital	1/13/21	84,975	(407)
Euribor 1 Month Act/360	Stxe 600 Auto&Parts Eur Pr	Barclays Capital	1/13/21	707,730	(1,684)
Euribor 1 Month Act/360	Stxe 600 Auto&Parts Eur Pr	Barclays Capital	1/13/21	37,626	983
Ice Libor Gbp 1 Month	Ftse 350 Reits	J.P. Morgan Securities	11/4/20	111,084	(1,704)
Ice Libor Gbp 1 Month	Ftse 350 Support Serv Ix	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	65,919	148
Stxe 600 Eur Pr	Euribor 1 Month Act/360	J.P. Morgan Securities	11/4/20	76,375	464
Euribor 1 Month Act/360	Stxe 600 Food&Bevrg Eur Pr	J.P. Morgan Securities	11/4/20	116,155	(1,578)
Euribor 1 Month Act/360	Jpinhvo_Index	J.P. Morgan Securities	11/4/20	75,696	(321)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Jpinlvo Index	Euribor 1 Month Act/360	J.P. Morgan Securities	11/4/20	162,504	1,128
Jpinlvo Index	Euribor 1 Month Act/360	J.P. Morgan Securities	11/4/20	27,230	141
Jpinlvo Index	Euribor 1 Month Act/360	J.P. Morgan Securities	11/4/20	21,796	128
Ice Libor Gbp 1 Month	Ftse 250 Index	Barclays Capital	1/13/21	77,555	196
Jpinlvo Index	Euribor 1 Month Act/360	J.P. Morgan Securities	11/4/20	5,433	35
Jpinlvo Index	Euribor 1 Month Act/360	J.P. Morgan Securities	11/4/20	18,049	55
Euribor 1 Month Act/360	Stxe 600 Auto&Parts Eur Pr	Barclays Capital	1/13/21	97,947	274
Ice Libor Gbp 1 Month	Jpinukos Index	J.P. Morgan Securities	11/4/20	64,124	(1,353)
Euribor 1 Month Act/360	Estx Insurance Eur Pr	Morgan Stanley	6/26/20	438,833	(322)
Stxe 600 Per&Hougds Eur Pr	Ice Libor Gbp 1 Month	Morgan Stanley	6/26/20	334,814	2,550
Ms Oil & Gas Europe	Euribor 1 Month Act/360	Morgan Stanley	6/26/20	234,694	(309)
Euribor 1 Month Act/360	Ms Real Estate Europe	Morgan Stanley	6/26/20	148,944	1,124
Euribor 1 Month Act/360	Stxe 600 Trav&Leisr Eur Pr	Morgan Stanley	6/26/20	198,906	2,952
Ice Libor Gbp 1 Month	Ftse 350 Util Ix	J.P. Morgan Securities	11/4/20	153,506	(421)
Euribor 1 Month Act/360	Estx Banks Eur Pr	Merrill Lynch, Pierce, Fenner & Smith	10/17/20	263,241	(577)
Gross Unrealized Appreciation					1,009,501
Gross Unrealized Depreciation					(930,114)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Credit Default Swaps

Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2]
Goldman Sachs
Cds Cdsw Gsodln Usd Sell Rite Aid Corporation Sen 500B 5 20210620 - Gs Received Fixed Rate of 5.00 3 Month	6/20/21	235,000	(11,309)	(1,318)	(8,620)
Cdsw Gsodln Usd Sell Rite Aid Corporation Sen 500B 5 20210620 - Gs Received Fixed Rate of 5.00 3 Month	6/20/21	236,000	(11,357)	(1,282)	(8,698)
Morgan Stanley
Ice Cds Itrx_Eur_Cdsi_S29_5Y_29 1 20230620 - Gs Received Fixed Rate of 1.00 3 Month	6/20/23	1,037,480	24,170	18,204	7,177
Purchased Contracts:[3]
Barclays Capital
Markit iTraxx Europe Senior Financial Index Series 31 - Paid Fixed Rate of 1.00 3 Month	6/20/24	4,037,760	(64,282)	(32,068)	(36,925)
BNP Paribas
Cds Cdsw Bnpdpr Usd Buy M.D.C. Holdings, Inc. Sen 100B 1 20231220 - Bnp Paid Fixed Rate of 1.00 3 Month	12/20/23	370,000	2,228	15,905	(14,109)
Citigroup
Cds Cdsw Citgml Usd Buy Cardinal Health, Inc. Sen 100B 1 20240620 - Citi Paid Fixed Rate of 1.00 3 Month	6/20/24	900,000	6,199	5,583	(434)

OTC Credit Default Swaps (continued)

Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[3] (continued)
Citigroup (continued)
Cds Cdsw Citgml Eur Buy Vivendi Sen 100Bp 20Jun24 1 20240620 - Citi Paid Fixed Rate of 1.00 3 Month	6/20/24	672,960	(19,670)	(18,573)	(1,882)
Cds Cdsw Citgml Eur Buy Bnp Paribas Sub 100Bp 20Jun24 1 20240620 - Citi Paid Fixed Rate of 1.00 3 Month	6/20/24	841,200	3,375	10,669	(8,276)
Goldman Sachs
Cds Cdsw Gsodln Usd Buy Rite Aid Corporation Sen 500Bp 5 20200620 - Gs Paid Fixed Rate of 5.00 3 Month	6/20/20	235,000	(367)	(6,686)	4,948
Cdsw Gsodln Usd Buy Rite Aid Corporation Sen 500Bp 5 20200620 - Gs Paid Fixed Rate of 5.00 3 Month	6/20/20	236,000	(368)	(6,596)	4,851
Cds Cdsw Gsodln Eur Buy The Royal Bank Of Scotland Gro 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	1,390,784	32,221	69,060	(38,462)
Cds Cdsw Gsodln Usd Buy The Sherwin-Williams Company S 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	608,000	(8,662)	6,317	(15,688)
Cds Cdsw Gsodln Usd Buy The Sherwin-Williams Company S 1 20240620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/24	400,000	(4,587)	416	(5,470)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Credit Default Swaps (continued)

Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[3] (continued)
Goldman Sachs (continued)
Cds Cdsw Gsodln Usd Buy Omnicom Group Inc. Sen 100Bp 2 1 20240620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/24	800,000	(21,960)	(14,077)	(8,817)
Cds Cdsw Gsodln Eur Buy Bayerische Motoren Werke Aktie 1 20240620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/24	897,280	(18,570)	(15,901)	(3,716)
Cds Cdsw Gsodln Eur Buy Unicredit, Societa Per Azioni 1 20240620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/24	672,960	5,147	12,692	(8,330)
HSBC
Cds Cdsw Hsbdln Eur Buy Renault Sen 100Bp 20Jun24 1 20240620 - Hsbc Paid Fixed Rate of 1.00 3 Month	6/20/24	672,960	(2,159)	1,716	(4,660)
Cds Cdsw Hsbdln Eur Buy Adecco Group Ag Sen 100Bp 20Ju 1 20240620 - Hsbc Paid Fixed Rate of 1.00 3 Month	6/20/24	785,120	(20,529)	(18,018)	(3,426)
Cds Cdsw Hsbdln Eur Buy Eni S.P.A. Sen 100Bp 20Jun24 1 20240620 - Hsbc Paid Fixed Rate of 1.00 3 Month	6/20/24	785,120	(17,142)	(15,128)	(2,930)
Cds Cdsw Hsbdln Eur Buy Intesa Sanpaolo Spa Sub 100Bp 1 20240620 - Hsbc Paid Fixed Rate of 1.00 3 Month	6/20/24	336,480	27,045	33,519	(6,866)

OTC Credit Default Swaps (continued)

Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[3] (continued)
HSBC (continued)
Cds Cdsw Hsbdln Eur Buy Thyssenkrupp Ag Sen 100Bp 20Ju 1 20240620 - Hsbc Paid Fixed Rate of 1.00 3 Month	6/20/24	785,120	51,849	54,003	(3,070)
Cds Cdsw Hsbdln Eur Buy Banco Bilbao Vizcaya Argentari 1 20240620 - Hsbc Paid Fixed Rate of 1.00 3 Month	6/20/24	897,280	39,915	46,377	(7,509)
Gross Unrealized Appreciation				16,976
Gross Unrealized Depreciation				(187,888)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)1	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2]
Ice Cds Itrx_Eur_Cdsi_S29_5Y_29 1 20230620 - Gs Received Fixed Rate of 1.00 3 Month	6/20/23	1,514,160	35,276	23,383	13,659
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	908,496	19,857	12,387	8,530
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	3,757,360	82,125	43,878	42,631
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20281220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/28	1,379,568	(3,003)	(22,949)	21,555
Ice Cds Markit.Cdx.Na.Hy.32_32 5 20240620 - Gs Received Fixed Rate of 5.00 3 Month	6/20/24	3,470,000	263,560	259,010	24,791
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20281220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/28	3,040,000	396	(50,185)	54,129
Ice Cds Markit.Cdx.Na.Hy.32_32 5 20240620 - Gs Received Fixed Rate of 5.00 3 Month	6/20/24	500,000	37,977	34,545	6,348
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	2,300,000	49,437	15,568	36,552
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	1,217,302	127,804	97,708	37,197

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)1	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2] (continued)
Ice Cds Markit.Cdx.Na.Hy.32_32 5 20240620 - Gs Received Fixed Rate of 5.00 3 Month	6/20/24	400,000	30,382	29,698	3,017
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	3,100,000	66,632	45,673	24,577
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	10,094,400	220,634	98,301	134,111
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	1,549,293	162,660	120,480	51,217
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	221,328	23,237	19,242	5,286
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	663,983	69,711	67,720	5,865
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	6,056,640	132,381	43,987	95,460
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	1,570,240	34,321	14,227	21,926
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	2,766,595	290,464	182,888	123,715

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2] (continued)
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	5,100,000	109,621	66,330	49,241
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	442,655	46,474	42,448	6,609
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	8,468,080	185,088	140,456	54,511
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	3,650,000	78,454	63,109	19,603
Ice Cds Markit.Cdx.Na.Hy.32_32 5 20240620 - Gs Received Fixed Rate of 5.00 3 Month	6/20/24	550,000	41,775	34,875	10,108
Ice Cds Itrx.Eur.Cdsi.S31.5Y_31 1 20240620 - Gs Received Fixed Rate of 1.00 3 Month	6/20/24	3,364,800	71,977	68,602	7,301
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	7,739,040	169,153	165,919	12,263
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	1,400,000	30,092	30,401	1,325
Ice Cds Markit.Cdx.Na.Ig.32_32 1 20240620 - Gs Received Fixed Rate of 1.00 3 Month	6/20/24	2,500,000	50,513	51,288	2,142

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2] (continued)
Ice Cds Itrx.Xover.Cdsi.5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	774,646	81,330	78,574	7,275
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20281220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/28	1,570,240	(3,418)	(16,586)	15,000
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	2,700,000	58,035	27,692	33,493
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	4,486,400	98,060	34,164	69,130
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	746,980	78,425	54,040	28,743
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	5,832,320	127,478	50,263	84,019
Ice Cds Itrx.Eur.Cdsi.S30.10_30 1 20281220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/28	1,121,600	(2,442)	(32,395)	31,261
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	2,355,360	51,481	30,016	24,213
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	442,655	46,474	39,041	10,016

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2] (continued)
Ice Cds Itrx.Eur.Cdsi.S31.5Y_31 1 20240620 - Gs Received Fixed Rate of 1.00 3 Month	6/20/24	3,701,280	79,175	80,659	2,834
Ice Cds Itrx.Eur.Cdsi.S31.5Y_31 1 20240620 - Gs Received Fixed Rate of 1.00 3 Month	6/20/24	2,691,840	57,582	59,387	1,335
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	2,018,880	44,127	12,383	34,099
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	5,900,000	126,816	40,416	93,284
Ice Cds Markit.Cdx.Na.Hy.32_32 5 20240620 - Gs Received Fixed Rate of 5.00 3 Month	6/20/24	3,300,000	250,648	192,633	77,265
Ice Cds Itraxx_Europe_Crossover.29 5 20230620 - Gs Received Fixed Rate of 5.00 3 Month	6/20/23	1,283,700	122,545	111,559	18,474
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	1,570,240	34,321	23,905	12,248
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	2,213,276	232,372	177,449	67,833
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Received Fixed Rate of 5.00 3 Month	12/20/23	1,217,302	127,804	114,483	20,422

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2] (continued)
Ice Cds Markit.Cdx.Na.Ig.32_32 1 20240620 - Gs Received Fixed Rate of 1.00 3 Month	6/20/24	360,000	7,274	7,415	279
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Received Fixed Rate of 1.00 3 Month	12/20/23	3,364,800	73,545	30,665	46,805
Purchased Contracts:[3]
Ice Cds Itrx.Xover.Cdsi.5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	746,981	(78,425)	(51,212)	(31,571)
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	442,655	(46,474)	(40,356)	(8,700)
Ice Cds Itrx.Xover.Cdsi.S31_31 5 20240620 - Gs Paid Fixed Rate of 5.00 3 Month	6/20/24	2,018,880	(238,218)	(204,962)	(45,033)
Ice Cds Itrx.Eur.Cdsi.S31.5Y_31 1 20240620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/24	2,691,840	(57,582)	(55,410)	(5,312)
Ice Cds Itrx.Xover.Cdsi.5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	2,766,595	(290,464)	(229,438)	(77,165)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20281220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/28	4,071,408	8,863	12,252	(8,138)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	15,141,600	(330,952)	(212,421)	(136,196)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[3] (continued)
Ice Cds Itrx_Eur_Cdsi_S29_5Y_29 1 20230620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/23	2,551,640	(59,446)	(35,224)	(27,199)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	2,018,880	(44,127)	(20,713)	(25,769)
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	1,400,000	(30,092)	(11,166)	(20,559)
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	3,100,000	(66,632)	(29,252)	(40,997)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	3,757,360	(82,125)	(51,226)	(35,283)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	4,710,720	(102,963)	(61,704)	(46,755)
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	387,323	(40,665)	(29,090)	(13,834)
Ice Cds Markit.Cdx.Na.Ig.32_32 1 20240620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/24	3,470,000	(70,113)	(70,089)	(4,072)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	3,757,360	(82,125)	(52,559)	(33,950)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[3] (continued)
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	221,328	(23,237)	(17,341)	(7,187)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	3,813,440	(83,351)	(68,830)	(18,970)
Ice Cds Itrx.Eur.Cdsi.S31.5Y_31 1 20240620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/24	448,640	(9,597)	(7,068)	(3,052)
Ice Cds Itraxx_Europe_Crossover.29 5 20230620 - Gs Paid Fixed Rate of 5.00 3 Month	6/20/23	774,646	(73,950)	(68,219)	(10,249)
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	5,100,000	(109,621)	(51,079)	(64,492)
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	5,900,000	(126,816)	(67,456)	(66,244)
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20281220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/28	3,040,000	(396)	39,119	(43,062)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	785,120	(17,160)	(10,572)	(7,504)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	1,233,760	(26,966)	(22,534)	(5,872)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[3] (continued)
Ice Cds Itrx.Eur.Cdsi.S31.5Y_31 1 20240620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/24	8,468,080	(181,142)	(132,328)	(58,693)
Ice Cds Markit.Cdx.Na.Ig.32_32 1 20240620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/24	3,650,000	(73,750)	(56,284)	(21,724)
Ice Cds Itrx.Xover.Cdsi.5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	774,646	(81,330)	(63,011)	(22,838)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	2,467,520	(53,933)	(27,428)	(29,383)
Ice Cds Itraxx_Europe_Crossover.29 5 20230620 - Gs Paid Fixed Rate of 5.00 3 Month	6/20/23	497,987	(47,539)	(40,261)	(10,183)
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	2,700,000	(58,035)	(24,188)	(36,996)
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	2,300,000	(49,437)	(9,571)	(42,549)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	5,832,320	(127,478)	(29,815)	(104,467)
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	829,978	(87,139)	(67,520)	(24,461)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[3] (continued)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	3,813,440	(83,351)	(65,051)	(22,749)
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	885,310	(92,949)	(93,839)	(4,274)
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	1,400,000	(30,092)	(11,429)	(20,297)
Ice Cds Itraxx_Cdx_Ig_Cdsi_G_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	2,250,000	(48,362)	(38,034)	(12,953)
Ice Cds Itrx.Xover.Cdsi.5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	774,646	(81,330)	(67,120)	(18,729)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	908,496	(19,857)	(11,682)	(9,235)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	1,570,240	(34,321)	(20,191)	(15,962)
Ice Cds Itrx.Xover.Cdsi.5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	774,646	(81,330)	(62,750)	(23,099)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	19,740,160	(431,463)	(193,813)	(260,680)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Purchased Contracts:[3] (continued)
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	2,213,276	(232,372)	(157,258)	(88,025)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	2,018,880	(44,127)	(9,075)	(37,408)
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	1,991,948	(209,134)	(109,143)	(111,611)
Ice Cds Itrx.Eur.Cdsi.S30.5Y_30 1 20231220 - Gs Paid Fixed Rate of 1.00 3 Month	12/20/23	392,560	(8,580)	(6,199)	(2,839)
Ice Cds Itrx_Xover_Cdsi_5Y_30 5 20231220 - Gs Paid Fixed Rate of 5.00 3 Month	12/20/23	1,217,302	(127,804)	(125,087)	(9,818)
Ice Cds Markit.Cdx.Na.Ig.32_32 1 20240620 - Gs Paid Fixed Rate of 1.00 3 Month	6/20/24	2,500,000	(50,513)	(50,058)	(3,372)
Gross Unrealized Appreciation				1,551,697
Gross Unrealized Depreciation				(1,779,510)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	62,843,734	63,073,220
Affiliated issuers	95,744,127	95,744,127
Cash denominated in foreign currency	4,382,759	4,348,481
Cash collateral held by broker—Note 4		9,918,336
Swap upfront payments—Note 4		2,830,356
Unrealized appreciation on swap agreements—Note 4		1,026,477
Dividends and interest receivable		1,003,317
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		666,647
Receivable for investment securities sold		352,143
Receivable for shares of Common Stock subscribed		169,713
Prepaid expenses		37,018
		179,169,835
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		211,978
Cash overdraft due to Custodian		173,345
Swap upfront receipts—Note 4		2,758,475
Unrealized depreciation on swap agreements—Note 4		1,118,002
Outstanding options written, at value (premiums received $1,473,053)—Note 4		1,091,794
Payable for investment securities purchased		769,586
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		354,981
Payable for shares of Common Stock redeemed		85,695
Payable for futures variation margin—Note 4		30,658
Unrealized depreciation on foreign currency transactions		14,133
Directors fees and expenses payable		1,994
Accrued expenses and other liabilities		115,448
		6,726,089
Net Assets ($)		172,443,746
Composition of Net Assets ($):
Paid-in capital		179,555,669
Total distributable earnings (loss)		(7,111,923)
Net Assets ($)		172,443,746

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	39,923	23,598	43,790,905	128,589,320
Shares Outstanding	3,290	2,000	3,634,209	10,669,208
Net Asset Value Per Share ($)	12.13	11.80	12.05	12.05

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2019 (Unaudited)

Investment Income ($):
Income:
Interest (net of $6,318 foreign taxes withheld at source)	1,385,696
Dividends (net of $34,852 foreign taxes withheld at source):
Unaffiliated issuers	122,866
Affiliated issuers	1,476,828
Total Income	2,985,390
Expenses:
Management fee—Note 3(a)	1,251,176
Professional fees	78,111
Custodian fees—Note 3(c)	31,793
Registration fees	23,076
Prospectus and shareholders’ reports	8,504
Directors’ fees and expenses—Note 3(d)	7,479
Loan commitment fees—Note 2	2,725
Shareholder servicing costs—Note 3(c)	900
Distribution fees—Note 3(b)	88
Miscellaneous	24,632
Total Expenses	1,428,484
Less—reduction in expenses due to undertaking—Note 3(a)	(47,060)
Less—reduction in fees due to earnings credits—Note 3(c)	(20,000)
Net Expenses	1,361,424
Investment Income—Net	1,623,966
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	(1,401,344)
Affiliated issuers	(3,424)
Net realized gain (loss) on options transactions	(439,075)
Net realized gain (loss) on futures	(365,781)
Net realized gain (loss) on swap agreements	(3,210,084)
Net realized gain (loss) on forward foreign currency exchange contracts	585,524
Net Realized Gain (Loss)	(4,834,184)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	2,247,180
Affiliated issuers	17,156
Net unrealized appreciation (depreciation) on options transactions	136,674
Net unrealized appreciation (depreciation) on futures	(276,151)
Net unrealized appreciation (depreciation) on swap agreements	713,346
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(819,721)
Net Unrealized Appreciation (Depreciation)	2,018,484
Net Realized and Unrealized Gain (Loss) on Investments	(2,815,700)
Net (Decrease) in Net Assets Resulting from Operations	(1,191,734)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations ($):
Investment income—net	1,623,966	3,266,377
Net realized gain (loss) on investments	(4,834,184)	(658,974)
Net unrealized appreciation (depreciation) on investments	2,018,484	(6,060,454)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,191,734)	(3,453,051)
Distributions ($):
Distributions to shareholders:
Class A	(243)	(796)
Class C	(271)	(58)
Class I	(1,364,047)	(701,289)
Class Y	(3,311,303)	(1,269,759)
Total Distributions	(4,675,864)	(1,971,902)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	-	103
Class I	4,346,060	14,329,440
Class Y	15,953,998	26,356,235
Distributions reinvested:
Class A	95	738
Class I	332,520	5,394
Class Y	1,331,358	512,715
Cost of shares redeemed:
Class A	-	(302,599)
Class I	(28,221,107)	(44,796,692)
Class Y	(56,485,908)	(36,035,775)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(62,742,984)	(39,930,441)
Total Increase (Decrease) in Net Assets	(68,610,582)	(45,355,394)
Net Assets ($):
Beginning of Period	241,054,328	286,409,722
End of Period	172,443,746	241,054,328

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Capital Share Transactions (Shares):
Class Aa
Shares sold	-	8
Shares issued for distributions reinvested	8	59
Shares redeemed	-	(24,236)
Net Increase (Decrease) in Shares Outstanding	8	(24,169)
Class Ia
Shares sold	354,942	1,139,239
Shares issued for distributions reinvested	27,920	429
Shares redeemed	(2,327,925)	(3,567,430)
Net Increase (Decrease) in Shares Outstanding	(1,945,063)	(2,427,762)
Class Ya
Shares sold	1,320,402	2,091,893
Shares issued for distributions reinvested	111,691	40,789
Shares redeemed	(4,673,243)	(2,868,152)
Net Increase (Decrease) in Shares Outstanding	(3,241,150)	(735,470)

[a] During the period ended April 30, 2019, 4,730 Class Y shares representing $56,946 were exchanged for 4,732 Class I shares and during the period ended October 31, 2018, 97,785 Class Y shares representing $1,228,778 were exchanged for 97,796 Class I shares,19,913 Class A shares representing $248,518 were exchanged for 19,866 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2019	Year Ended October 31,
Class A Shares	(Unaudited)	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.28	12.56	12.37	12.50
Investment Operations:
Investment income (loss)—net[b]	.07	.11	.04	(.03)
Net realized and unrealized gain (loss) on investments	(.15)	(.36)	.15	(.10)
Total from Investment Operations	(.08)	(.25)	.19	(.13)
Distributions:
Dividends from net realized gain on investments	(.07)	(.03)	-	-
Net asset value, end of period	12.13	12.28	12.56	12.37
Total Return (%)[c]	(.61)[d]	(2.00)	1.54	(1.04)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.46[e,f]	1.80[f]	1.71[f]	1.94[e]
Ratio of net expenses to average net assets	1.73[e,f]	1.75[f]	1.69[f]	1.75[e]
Ratio of net investment income (loss) to average net assets	1.27[e,f]	.86[f]	.37[f]	(.31)[e]
Portfolio Turnover Rate	98.65[d]	291.84	326.62	320.11[d]
Net Assets, end of period ($ x 1,000)	40	40	345	1,416

a From December 4, 2015 (commencement of operations) to October 31, 2016.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount does not included the expense of the underlying funds.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2019	Year Ended October 31,
Class C Shares	(Unaudited)	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.05	12.38	12.28	12.50
Investment Operations:
Investment income (loss)—net[b]	.02	.02	(.05)	(.12)
Net realized and unrealized gain (loss) on investments	(.13)	(.32)	.15	(.10)
Total from Investment Operations	(.11)	(.30)	.10	(.22)
Distributions:
Dividends from net realized gain on investments	(.14)	(.03)	-	-
Net asset value, end of period	11.80	12.05	12.38	12.28
Total Return (%)[c]	(.94)[d]	(2.44)	.81	(1.76)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.61[e,f]	2.51[f]	2.50[f]	2.84[e]
Ratio of net expenses to average net assets	2.48[e,f]	2.48[f]	2.46[f]	2.50[e]
Ratio of net investment income (loss) to average net assets	.53[e,f]	.14[f]	(.41)[f]	(1.06)[e]
Portfolio Turnover Rate	98.65[d]	291.84	326.62	320.11[d]
Net Assets, end of period ($ x 1,000)	24	24	25	25

a From December 4, 2015 (commencement of operations) to October 31, 2016.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount does not included the expense of the underlying funds.

See notes to financial statements.

	Six Months Ended
	April 30, 2019	Year Ended October 31,
Class I Shares	(Unaudited)	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.36	12.63	12.39	12.50
Investment Operations:
Investment income (loss)—net[b]	.09	.15	.08	(.01)
Net realized and unrealized gain (loss) on investments	(.14)	(.33)	.16	(.10)
Total from Investment Operations	(.05)	(.18)	.24	(.11)
Distributions:
Dividends from investment income―net	(.26)	(.06)	-	-
Dividends from net realized gain on investments	-	(.03)	-	-
Total Distributions	(.26)	(.09)	-	-
Net asset value, end of period	12.05	12.36	12.63	12.39
Total Return (%)	(.45)[c]	(1.37)	1.94	(.88)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.43[d,e]	1.47[e]	1.45[e]	1.67[d]
Ratio of net expenses to average net assets	1.36[d,e]	1.43[e]	1.41[e]	1.50[d]
Ratio of net investment income (loss) to average net assets	1.57[d,e]	1.18[e]	.64[e]	(.06)[d]
Portfolio Turnover Rate	98.65[c]	291.84	326.62	320.11[c]
Net Assets, end of period ($ x 1,000)	43,791	68,983	101,098	100,694

a From December 4, 2015 (commencement of operations) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e Amount does not included the expense of the underlying funds.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2019	Year Ended October 31,
Class Y Shares	(Unaudited)	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.37	12.63	12.39	12.50
Investment Operations:
Investment income (loss)—net[b]	.09	.15	.08	(.01)
Net realized and unrealized gain (loss) on investments	(.15)	(.32)	.16	(.10)
Total from Investment Operations	(.06)	(.17)	.24	(.11)
Distributions:
Dividends from investment income―net	(.26)	(.06)	-	-
Dividends from net realized gain on investments	-	(.03)	-	-
Total Distributions	(.26)	(.09)	-	-
Net asset value, end of period	12.05	12.37	12.63	12.39
Total Return (%)	(.45)[c]	(1.37)	1.94	(.88)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.43[d,e]	1.47[e]	1.45[e]	1.63[d]
Ratio of net expenses to average net assets	1.36[d,e]	1.43[e]	1.41[e]	1.50[d]
Ratio of net investment income (loss) to average net assets	1.61[d,e]	1.18[e]	.64[e]	(.06)[d]
Portfolio Turnover Rate	98.65[c]	291.84	326.62	320.11[c]
Net Assets, end of period ($ x 1,000)	128,589	172,007	184,943	179,952

a From December 4, 2015 (commencement of operations) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e Amount does not included the expense of the underlying funds.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Absolute Insight Multi-Strategy Fund (the “fund”) is a separate non-diversified series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek total return, consisting of capital appreciation and income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight Investment International Limited (“Insight”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, which serves as the fund’s sub-investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of April 30, 2019, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A shares, all of the outstanding Class C shares and 3,506,718 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	1,314,579	-	1,314,579
Collateralized Loan Obligations	-	1,037,983	-	1,037,983
Commercial Mortgage-Backed	-	2,661,447	-	2,661,447
Corporate Bonds	-	28,575,061	-	28,575,061
Equity Securities – Common Stocks	2,942,960	-	-	2,942,960
Equity Securities – Preferred Stocks	461,271	-	-	461,271
Exchange-Traded Funds	1,098,000	-	-	1,098,000
Foreign Government	-	18,470,398	-	18,470,398
Investment Companies	98,681,435	-	-	98,681,435
U.S. Treasury	-	2,775,273	-	2,775,273
Other Financial Instruments:
Futures††	213,828	-	-	213,828
Forward Foreign Currency Exchange Contracts††	-	666,647	-	666,647
Options Purchased	730,496	68,444	-	798,940
Swaps††	-	2,578,174	-	2,578,174

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Futures††	(323,107)	-	-	(323,107)
Forward Foreign Currency Exchange Contracts††	-	(354,981)	-	(354,981)
Options Written	(1,010,275)	(81,519)	-	(1,091,794)
Swaps††	-	(2,897,512)	-	(2,897,512)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At April 30, 2019, the amount of securities transferred between levels equals fair value of exchanged traded equity securities reported as Level 2 in the table above. At October 31, 2018, $3,248,572 of exchange traded equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund's fair valuation procedures. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At April 30, 2019, Dreyfus Alternative Diversifier Strategies Fund, an affiliate of the fund, held 3,451,476, Class Y shares.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $3,400,436 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2018. The fund has $2,844,919 of short-term capital losses and $555,517 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2018 was as follows: ordinary income $1,321,850, and long-term capital gains $650,052. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. The fund invests in other affiliated mutual funds advised by the Adviser. All fees and expenses of the underlying money market fund are reflected in the underlying money market fund’s net asset value. In addition, The Adviser has agreed to waive a portion of its management fee equal to the management fee the Adviser receives from the money market underlying fund with respect to the assets of the fund within underlying money market fund. The reduction in expenses, pursuant to the undertaking, amounted to $46,194 during the period ended April 30, 2019.

The Adviser has also contractually agreed, from November 1, 2018 through March 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses of the underlying money market fund and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $866 during the period ended April 30, 2019.

Pursuant to a sub-investment advisory agreement between the Adviser and Insight, Insight serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

wholly-owned subsidiaries (as defined under the Act) of the Adviser’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2019, Class C shares were charged $88 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2019, Class A and Class C shares were charged $49 and $29, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2019, the fund was charged $612 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2019, the fund was charged $31,793 pursuant to the custody agreement. These fees were partially offset by earnings credits of $20,000.

During the period ended April 30, 2019, the fund was charged $5,660 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $180,301, Distribution Plan fees $14, Shareholder Services Plan fees $12, custodian fees $33,167, Chief Compliance Officer fees $5,660 and transfer agency fees $203, which are offset against an expense reimbursement currently in effect in the amount of $7,379.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap agreements, during the period ended April 30, 2019, amounted to $79,712,236 and $117,688,520, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2019 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, interest rates, foreign currencies, credit or as a substitute for an investment. The fund is subject to market risk, interest rate risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2019 are set forth in the Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at April 30, 2019 are set forth in the Statement of Swap Agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Total return swaps open at April 30, 2019 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Swap Agreements, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2019 are set forth in the Statement of Swap Agreements.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2019 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	86,676	[1]	Interest rate risk	(264,039)	[1,2]
Equity risk	1,867,241	[1,3,4]	Equity risk	(1,997,373)	[1,2,3]
Foreign exchange risk	696,293	[4,5]	Foreign exchange risk	(388,807)	[2,5]
Credit risk	1,607,471	[3,4]	Credit risk	(2,015,091)	[2,3]
Gross fair value of derivative contracts	4,257,681			(4,665,310)

Statement of Assets and Liabilities location:
[1] Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2] Outstanding options written, at value.

[3] Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[4] Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[5] Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2019 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	(188,094)		596		-		(52,236)		(239,734)
Equity	(177,687)		(487,868)		-		(2,722,607)		(3,388,162)
Foreign exchange	-		171,444		585,524		-		756,968
Credit	-		(123,247)		-		(435,241)		(558,488)
Total	(365,781)		(439,075)		585,524		(3,210,084)		(3,429,416)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(258,932)		12,716		-		(15,418)		(261,634)
Equity	(17,219)		236,754		-		984,452		1,203,987
Foreign exchange	-		(85,674)		(819,721)		-		(905,395)
Credit	-		(27,123)		-		(255,757)		(282,880)
Total	(276,151)		136,674		(819,721)		713,346		(245,922)

Statement of Operations location:
[1] Net realized gain (loss) on futures.
[2] Net realized gain (loss) on options transactions.
[3] Net realized gain (loss) on forward foreign currency exchange contracts.
[4] Net realized gain (loss) on swap agreements.
[5] Net unrealized appreciation (depreciation) on futures.
[6] Net unrealized appreciation (depreciation) on options transactions.
[7] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8] Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	213,828	(323,107)
Options	798,940	(1,091,794)
Forward contracts	666,647	(354,981)
Swaps	2,578,266	(2,895,428)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	4,257,681	(4,665,310)
Derivatives not subject to
Master Agreements	(2,496,021)	3,112,892
Total gross amount of assets
and liabilities subject to
Master Agreements	1,761,660	(1,552,418)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2019:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Barclays Capital	219,814		(219,814)	-		-
BNP Paribas	27,117		(15,272)	-		11,845
Citigroup	110,402		(24,748)	-		85,654
Goldman Sachs International	81,236		(81,236)	-		-
HSBC	93,199		(93,199)	-		-
J.P. Morgan Securities	133,672		(133,672)	-		-
Merrill Lynch, Pierce, Fenner & Smith	707,788		(402,387)	-		305,401
Morgan Stanley	367,563		(58,701)	(50,000)		258,862
RBC Capital Markets	15,015		(6,748)	-		8,267
Toronto Dominion Bank	5,854		(1,857)	-		3,997
Total	1,761,660		(1,037,634)	(50,000)		674,026

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Barclays Capital	(415,712)		219,814	-		(195,898)
BNP Paribas	(15,272)		15,272	-		-
Citigroup	(24,748)		24,748	-		-
Goldman Sachs International	(191,917)		81,236	110,681		-
HSBC	(175,989)		93,199	82,790		-
J.P. Morgan Securities	(259,087)		133,672	90,000		(35,415)
Merrill Lynch, Pierce, Fenner & Smith	(402,387)		402,387	-		-
Morgan Stanley	(58,701)		58,701	-		-
RBC Capital Markets	(6,748)		6,748	-		-
Toronto Dominion Bank	(1,857)		1,857	-		-
Total	(1,552,418)		1,037,634	283,471		(231,313)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2019:

Average Market Value ($)
Equity futures	10,293,013
Equity options contracts	2,499,745
Interest rate futures	26,651,392
Interest rate options contracts	164,223
Foreign currency options contracts	132,468
Forward contracts	90,315,475
Credit options contracts	187,252

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2019:

Average Notional Value ($)
Equity total return swap agreements	12,390,530
Interest rate swap agreements	299,117
Credit default swap agreements	205,850,373

At April 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $495,970, consisting of $5,888,901 gross unrealized appreciation and $5,392,931 gross unrealized depreciation.

At April 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Liquidation:

On May 6, 2019, the Board approved a Plan of Liquidation (the “Plan”). The Plan provides for the liquidation of the fund, the pro rata distribution of the assets of the fund to its shareholders and the closing of fund shareholder accounts (the “Liquidation”). The Liquidation of the fund will occur on or about July 19, 2019. Accordingly, effective June 6, 2019, the fund is closed to any investments for new accounts.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Insight Investment International Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from the Adviser representatives regarding the nature, extent, and quality of the services provided to funds in the Adviser’s fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Adviser’s fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), for the two-year period ended September 30, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

(the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

The Adviser’s representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and its affiliates and/or the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for the two-year periods shown. The Adviser also provided a comparison of the fund’s return to the return of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management and actual management fees and total expenses were at the Expense Group and Expense Universe medians.

The Adviser’s representatives stated that the Adviser has contractually agreed, until March 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.50% of the fund’s average daily net assets.

The Adviser’s representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. The Adviser’s representatives reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the

Adviser’s fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Adviser’s fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. The Adviser representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. The Adviser’s representatives also stated that, as a result of shared and allocated costs among funds in the Adviser’s fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Advisers and Subadviser are adequate and appropriate.

• The Board agreed to closely monitor performance and determined to approve renewal of the Agreements only through May 6, 2019.

• The Board concluded that the fees paid to the Adviser and Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and Subadviser and the services provided to the fund by the Adviser and Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other the Adviser’s funds that the Board oversees, during which lengthy discussions took place between the Board and the Adviser’s representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for the other Adviser’s funds that the Board oversees, in prior years. The Board determined to renew the Agreements through May 6, 2019 for the remainder of the one-year term.

NOTES

NOTES

NOTES

For More Information

BNY Mellon Absolute Insight Multi-Strategy Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Investment Adviser

Insight Investment
International Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: MAJAX Class C: MAJCX Class I: MAJIX Class Y: MAJYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 4012SA0419

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      June 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)